AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value
Long-Term Investments — 84.1%
Affiliated Mutual Funds — 10.2%
Domestic Equity — 2.7%
AST Small-Cap Equity Portfolio*	165,828	$13,957,722
PSF PGIM Jennison Blend Portfolio*	339,966	48,496,157
		62,453,879
Fixed Income — 7.5%
AST PGIM Fixed Income Central Portfolio*	14,269,547	168,380,652
PSF PGIM High Yield Bond Portfolio*	775,519	5,987,004
		174,367,656

Total Affiliated Mutual Funds (cost $209,694,903)(wa)		236,821,535
Common Stocks — 31.3%
Aerospace & Defense — 0.9%
Airbus SE (France)	13,002	3,036,305
ATI, Inc.*	2,000	162,680
BAE Systems PLC (United Kingdom)	24,933	694,046
Boeing Co. (The)*	2,900	625,907
Curtiss-Wright Corp.	300	162,882
Elbit Systems Ltd. (Israel)	681	346,455
Embraer SA (Brazil), ADR	15,775	953,599
General Dynamics Corp.	2,700	920,700
General Electric Co.	5,900	1,774,838
Howmet Aerospace, Inc.	4,960	973,301
L3Harris Technologies, Inc.	1,100	335,951
Leonardo SpA (Italy)	1,712	109,545
Lockheed Martin Corp.	900	449,289
MTU Aero Engines AG (Germany)	364	167,927
Northrop Grumman Corp.	1,888	1,150,396
Rheinmetall AG (Germany)	1,116	2,610,515
Rolls-Royce Holdings PLC (United Kingdom)	146,269	2,351,166
RTX Corp.	1,200	200,796
Saab AB (Sweden) (Class B Stock)	6,076	373,323
Safran SA (France)	8,395	2,979,126
Singapore Technologies Engineering Ltd. (Singapore)	83,100	554,903
Thales SA (France)	2,053	648,982
		21,582,632
Air Freight & Logistics — 0.1%
Deutsche Post AG (Germany)	16,362	731,174
FedEx Corp.	2,000	471,620
United Parcel Service, Inc. (Class B Stock)(a)	6,100	509,533
		1,712,327
Automobile Components — 0.1%
Aisin Corp. (Japan)	17,000	293,592
Aptiv PLC (United Kingdom)*	2,800	241,416
Aumovio SE (Germany)*	1,367	56,365
Bridgestone Corp. (Japan)	20,600	952,094
Cie Generale des Etablissements Michelin SCA (France)	20,861	751,283
Continental AG (Germany)	2,735	180,937
Gentex Corp.	9,200	260,360
	Shares	Value

Common Stocks (continued)
Automobile Components (cont’d.)
Sumitomo Electric Industries Ltd. (Japan)	13,400	$381,284
		3,117,331
Automobiles — 0.5%
Bayerische Motoren Werke AG (Germany)	4,357	439,131
BYD Co. Ltd. (China) (Class H Stock)	26,558	375,389
Ferrari NV (Italy)	1,868	905,459
Ford Motor Co.	28,400	339,664
General Motors Co.	16,200	987,714
Honda Motor Co. Ltd. (Japan)	91,200	941,123
Mahindra & Mahindra Ltd. (India)	3,238	124,969
Mercedes-Benz Group AG (Germany)	17,114	1,078,695
Stellantis NV	23,870	221,551
Subaru Corp. (Japan)	9,200	187,490
Suzuki Motor Corp. (Japan)	26,400	384,354
Tesla, Inc.*	10,190	4,531,697
Toyota Motor Corp. (Japan)	89,100	1,711,296
Yamaha Motor Co. Ltd. (Japan)	26,500	198,412
		12,426,944
Banks — 2.3%
ABN AMRO Bank NV (Netherlands), 144A, CVA	16,633	533,579
AIB Group PLC (Ireland)	152,895	1,393,904
ANZ Group Holdings Ltd. (Australia)	49,411	1,084,994
Banco Bilbao Vizcaya Argentaria SA (Spain)	75,545	1,455,724
Banco Santander SA (Spain)	165,537	1,737,198
Bank Hapoalim BM (Israel)	18,693	379,976
Bank Leumi Le-Israel BM (Israel)	4,466	87,992
Bank of America Corp.	20,400	1,052,436
Barclays PLC (United Kingdom)	481,215	2,476,008
BNP Paribas SA (France)	30,624	2,800,957
BOC Hong Kong Holdings Ltd. (China)	116,000	543,434
CaixaBank SA (Spain)	174,631	1,844,438
Citigroup, Inc.	5,100	517,650
Columbia Banking System, Inc.	5,900	151,866
Commerzbank AG (Germany)	4,480	169,622
Commonwealth Bank of Australia (Australia)	12,448	1,374,677
Credit Agricole SA (France)	17,005	335,102
Danske Bank A/S (Denmark)	6,690	285,761
DBS Group Holdings Ltd. (Singapore)	33,340	1,322,191
Erste Group Bank AG (Austria)	2,648	260,305
First Horizon Corp.	13,400	302,974
HSBC Holdings PLC (United Kingdom)	321,965	4,543,931
ING Groep NV (Netherlands)	115,002	3,014,864
Intesa Sanpaolo SpA (Italy)	194,767	1,289,197
Japan Post Bank Co. Ltd. (Japan)	31,100	380,817
JPMorgan Chase & Co.	11,200	3,532,816
KBC Group NV (Belgium)	2,284	273,712
Lloyds Banking Group PLC (United Kingdom)	777,125	879,383
Mitsubishi UFJ Financial Group, Inc. (Japan)	205,000	3,306,933
A1

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value

Common Stocks (continued)
Banks (cont’d.)
Mizuho Financial Group, Inc. (Japan)	22,300	$749,634
National Australia Bank Ltd. (Australia)	31,222	910,801
NatWest Group PLC (United Kingdom)	156,095	1,102,554
Nordea Bank Abp (Finland)	45,987	757,120
NU Holdings Ltd. (Brazil) (Class A Stock)*	22,954	367,494
Oversea-Chinese Banking Corp. Ltd. (Singapore)	21,500	274,117
PNC Financial Services Group, Inc. (The)	4,300	863,999
Regions Financial Corp.	24,000	632,880
Resona Holdings, Inc. (Japan)	77,300	788,251
Sberbank of Russia PJSC (Russia)*^	151,076	—
Societe Generale SA (France)	15,192	1,011,427
Standard Chartered PLC (United Kingdom)	28,725	557,482
Sumitomo Mitsui Financial Group, Inc. (Japan)	70,900	1,994,621
Svenska Handelsbanken AB (Sweden) (Class A Stock)	31,718	413,845
Swedbank AB (Sweden) (Class A Stock)	21,225	640,692
U.S. Bancorp	8,886	429,460
UniCredit SpA (Italy)	20,233	1,539,632
Wells Fargo & Co.	34,408	2,884,079
Westpac Banking Corp. (Australia)	30,123	776,115
		54,026,644
Beverages — 0.2%
Anheuser-Busch InBev SA/NV (Belgium)	14,339	857,138
Asahi Group Holdings Ltd. (Japan)	45,800	549,093
Carlsberg A/S (Denmark) (Class B Stock)	312	36,316
Celsius Holdings, Inc.*	10,500	603,645
Coca-Cola Co. (The)	5,700	378,024
Coca-Cola Europacific Partners PLC (United Kingdom)(a)	8,453	764,236
Coca-Cola HBC AG (Italy)*	7,206	339,969
Diageo PLC (United Kingdom)	24,467	585,439
Keurig Dr. Pepper, Inc.	10,800	275,508
Kirin Holdings Co. Ltd. (Japan)	21,900	320,860
Monster Beverage Corp.*	4,100	275,971
PepsiCo, Inc.	1,000	140,440
Suntory Beverage & Food Ltd. (Japan)	5,600	175,022
		5,301,661
Biotechnology — 0.4%
AbbVie, Inc.	9,580	2,218,153
Amgen, Inc.	2,600	733,720
Argenx SE (Netherlands)*	1,403	1,036,606
Argenx SE (Netherlands), ADR*	1,002	739,035
Biogen, Inc.*	1,600	224,128
CSL Ltd.	5,297	696,801
Gilead Sciences, Inc.	9,400	1,043,400
Incyte Corp.*	2,300	195,063
Neurocrine Biosciences, Inc.*	500	70,190
	Shares	Value

Common Stocks (continued)
Biotechnology (cont’d.)
Regeneron Pharmaceuticals, Inc.	1,124	$631,991
Swedish Orphan Biovitrum AB (Sweden)*	10,284	314,364
Vertex Pharmaceuticals, Inc.*	1,830	716,701
		8,620,152
Broadline Retail — 0.7%
Alibaba Group Holding Ltd. (China), ADR	2,849	509,202
Amazon.com, Inc.*	41,245	9,056,164
eBay, Inc.	5,800	527,510
Etsy, Inc.*	1,200	79,668
MercadoLibre, Inc. (Brazil)*	585	1,367,110
Next PLC (United Kingdom)	3,809	634,975
Pan Pacific International Holdings Corp. (Japan)	75,500	497,088
Prosus NV (China)*	21,833	1,543,922
Sea Ltd. (Singapore), ADR*	12,769	2,282,203
Wesfarmers Ltd. (Australia)	1,453	88,391
		16,586,233
Building Products — 0.2%
Armstrong World Industries, Inc.	3,000	588,030
Assa Abloy AB (Sweden) (Class B Stock)	6,403	222,875
Belimo Holding AG (Switzerland)	196	206,134
Carrier Global Corp.(a)	14,533	867,620
Cie de Saint-Gobain SA (France)	9,864	1,068,780
Owens Corning	2,500	353,650
ROCKWOOL A/S (Denmark) (Class B Stock)	8,050	300,115
Trane Technologies PLC	2,205	930,422
		4,537,626
Capital Markets — 0.9%
3i Group PLC (United Kingdom)	18,327	1,010,239
Ameriprise Financial, Inc.	979	480,934
Amundi SA (France), 144A	10,281	817,078
Banco BTG Pactual SA (Brazil), UTS	18,162	164,856
Bank of New York Mellon Corp. (The)	9,900	1,078,704
Blackstone, Inc.	4,588	783,860
Charles Schwab Corp. (The)	8,400	801,948
Daiwa Securities Group, Inc. (Japan)	20,200	164,147
Deutsche Bank AG (Germany)	30,209	1,069,876
Euronext NV (Netherlands), 144A	2,546	381,165
Franklin Resources, Inc.	9,900	228,987
Futu Holdings Ltd. (Hong Kong), ADR	2,351	408,862
Goldman Sachs Group, Inc. (The)	400	318,540
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	20,677	1,173,845
Houlihan Lokey, Inc.	600	123,192
Huatai Securities Co. Ltd. (China) (Class A Stock)	129,132	395,510
Intercontinental Exchange, Inc.	1,400	235,872
Invesco Ltd.	29,800	683,612
Janus Henderson Group PLC	5,600	249,256
Japan Exchange Group, Inc. (Japan)	31,500	351,760

A2

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value

Common Stocks (continued)
Capital Markets (cont’d.)
MarketAxess Holdings, Inc.	400	$69,700
Morgan Stanley	10,362	1,647,143
Nasdaq, Inc.	7,600	672,220
Nomura Holdings, Inc. (Japan)	22,600	165,628
Northern Trust Corp.	5,000	673,000
Partners Group Holding AG (Switzerland)	565	739,252
Raymond James Financial, Inc.(a)	4,200	724,920
Robinhood Markets, Inc. (Class A Stock)*	1,900	272,042
S&P Global, Inc.	2,100	1,022,091
SBI Holdings, Inc. (Japan)	18,400	801,090
Singapore Exchange Ltd. (Singapore)	45,100	578,966
TMX Group Ltd. (Canada)	9,759	373,334
UBS Group AG (Switzerland)	52,001	2,137,946
Virtu Financial, Inc. (Class A Stock)	3,300	117,150
XP, Inc. (Brazil) (Class A Stock)(a)	12,758	239,723
		21,156,448
Chemicals — 0.3%
Air Liquide SA (France)	3,698	770,503
Arkema SA (France)	638	40,454
Asahi Kasei Corp. (Japan)	42,500	334,038
Corteva, Inc.	1,400	94,682
DSM-Firmenich AG (Switzerland)	566	48,290
DuPont de Nemours, Inc.	7,400	576,460
Eastman Chemical Co.	3,600	226,980
Ecolab, Inc.	1,700	465,562
Evonik Industries AG (Germany)	10,950	190,411
Givaudan SA (Switzerland)	24	97,897
ICL Group Ltd. (Israel)	12,512	78,128
International Flavors & Fragrances, Inc.	1,300	80,002
LANXESS AG (Germany)	11,956	297,696
Linde PLC	1,200	570,000
Nitto Denko Corp. (Japan)	11,000	260,752
Orica Ltd. (Australia)	49,265	688,019
Shin-Etsu Chemical Co. Ltd. (Japan)	16,100	527,171
Solar Industries India Ltd. (India)	755	113,407
Yara International ASA (Brazil)	19,446	712,773
		6,173,225
Commercial Services & Supplies — 0.1%
Brambles Ltd. (Australia)	41,148	675,142
Cintas Corp.	500	102,630
Dai Nippon Printing Co. Ltd. (Japan)	16,800	285,680
RB Global, Inc. (Canada)	2,000	216,720
Republic Services, Inc.	500	114,740
Securitas AB (Sweden) (Class B Stock)	18,536	279,395
Veralto Corp.	2,700	287,847
		1,962,154
Communications Equipment — 0.2%
Arista Networks, Inc.*	6,400	932,544
Ciena Corp.*	700	101,969
Cisco Systems, Inc.	20,800	1,423,136
Nokia OYJ (Finland)	115,603	555,912
	Shares	Value

Common Stocks (continued)
Communications Equipment (cont’d.)
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	84,246	$698,063
		3,711,624
Construction & Engineering — 0.2%
ACS Actividades de Construccion y Servicios SA (Spain)	4,107	329,209
AtkinsRealis Group, Inc. (Canada)	2,389	172,416
Bouygues SA (France)	12,310	555,226
Eiffage SA (France)	5,213	667,878
Ferrovial SE	7,012	402,771
Kajima Corp. (Japan)	3,000	87,435
Quanta Services, Inc.	400	165,768
Skanska AB (Sweden) (Class B Stock)	13,347	346,433
Stantec, Inc. (Canada)	1,089	117,445
Vinci SA (France)	11,843	1,645,845
		4,490,426
Construction Materials — 0.2%
CRH PLC (XLON)	9,936	1,198,764
CRH PLC (NYSE)	2,300	275,770
Heidelberg Materials AG (Germany)	2,632	594,952
Holcim AG*	8,233	702,477
Martin Marietta Materials, Inc.	600	378,168
Vulcan Materials Co.	2,967	912,709
		4,062,840
Consumer Finance — 0.1%
American Express Co.	3,337	1,108,418
Capital One Financial Corp.	3,200	680,256
OneMain Holdings, Inc.	2,200	124,212
Synchrony Financial	3,100	220,255
		2,133,141
Consumer Staples Distribution & Retail — 0.4%
Aeon Co. Ltd. (Japan)	30,000	364,148
Coles Group Ltd. (Australia)	35,222	542,166
Costco Wholesale Corp.	1,370	1,268,113
Dollar Tree, Inc.*	700	66,059
Endeavour Group Ltd. (Australia)	45,830	110,030
JD Health International, Inc. (China), 144A*	40,585	345,581
Koninklijke Ahold Delhaize NV (Netherlands)	26,128	1,057,257
Kroger Co. (The)	8,700	586,467
MatsukiyoCocokara & Co. (Japan)	26,600	540,328
Seven & i Holdings Co. Ltd. (Japan)	14,400	193,225
Target Corp.	7,800	699,660
Tesco PLC (United Kingdom)	279,827	1,677,196
US Foods Holding Corp.*	4,300	329,466
Walmart, Inc.	20,136	2,075,216
		9,854,912
Containers & Packaging — 0.0%
Ball Corp.	2,100	105,882
Distributors — 0.0%
D’ieteren Group (Belgium)	930	174,559

A3

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value

Common Stocks (continued)
Diversified Consumer Services — 0.0%
ADT, Inc.	51,200	$445,952
Diversified REITs — 0.1%
Covivio SA (France)	2,944	198,424
Essential Properties Realty Trust, Inc.(a)	81,883	2,436,838
GPT Group (The) (Australia)	15,320	54,394
Mirvac Group (Australia)	233,628	350,837
Stockland (Australia)	73,412	296,894
		3,337,387
Diversified Telecommunication Services — 0.3%
AT&T, Inc.	26,700	754,008
Deutsche Telekom AG (Germany)	79,112	2,695,304
Elisa OYJ (Finland)	3,223	169,170
HKT Trust & HKT Ltd. (Hong Kong), UTS	58,000	85,754
Koninklijke KPN NV (Netherlands)	108,235	519,478
Orange SA (France)	13,413	217,572
Proximus SADP (Belgium)	36,774	321,783
Telenor ASA (Norway)	12,809	212,546
Telia Co. AB (Sweden)	113,999	434,903
Telstra Group Ltd. (Australia)	332,880	1,061,263
Verizon Communications, Inc.	6,000	263,700
		6,735,481
Electric Utilities — 0.4%
Acciona SA (Spain)	972	195,312
American Electric Power Co., Inc.(a)	7,000	787,500
Chubu Electric Power Co., Inc. (Japan)	13,400	186,099
Constellation Energy Corp.	1,600	526,512
Endesa SA (Spain)	5,539	176,995
Enel SpA (Italy)	297,282	2,817,205
Entergy Corp.	2,836	264,287
FirstEnergy Corp.	11,500	526,930
Iberdrola SA (Spain)	40,219	761,319
Kansai Electric Power Co., Inc. (The) (Japan)	11,300	161,633
NextEra Energy, Inc.(a)	12,814	967,329
NRG Energy, Inc.	5,000	809,750
Origin Energy Ltd. (Australia)	19,096	157,590
Southern Co. (The)(a)	12,193	1,155,531
SSE PLC (United Kingdom)	14,595	342,336
Terna - Rete Elettrica Nazionale (Italy)	36,788	373,343
		10,209,671
Electrical Equipment — 0.5%
ABB Ltd. (Switzerland)	36,241	2,622,519
Eaton Corp. PLC	2,781	1,040,789
Emerson Electric Co.	800	104,944
Fuji Electric Co. Ltd. (Japan)	8,653	580,043
Fujikura Ltd. (Japan)	5,500	537,993
GE Vernova, Inc.	1,600	983,840
Legrand SA (France)	7,705	1,280,271
Mitsubishi Electric Corp. (Japan)	22,100	567,611
NIDEC Corp. (Japan)	9,400	167,084
nVent Electric PLC	4,900	483,336
Prysmian SpA (Italy)	1,988	197,849
	Shares	Value

Common Stocks (continued)
Electrical Equipment (cont’d.)
Rockwell Automation, Inc.	1,500	$524,295
Schneider Electric SE	5,673	1,596,791
Siemens Energy AG (Germany)*	14,100	1,657,866
Vertiv Holdings Co. (Class A Stock)	1,200	181,032
Vestas Wind Systems A/S (Denmark)	8,190	155,800
		12,682,063
Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp. (Class A Stock)	3,500	433,125
Cognex Corp.	1,600	72,480
Corning, Inc.	5,100	418,353
Elite Material Co. Ltd. (Taiwan)	2,914	117,933
Halma PLC (United Kingdom)	21,015	978,264
Keyence Corp. (Japan)	800	298,049
Littelfuse, Inc.	400	103,604
TDK Corp. (Japan)	18,500	267,895
Vontier Corp.	9,800	411,306
Yokogawa Electric Corp. (Japan)	3,800	109,055
Zebra Technologies Corp. (Class A Stock)*	1,100	326,876
		3,536,940
Energy Equipment & Services — 0.1%
Baker Hughes Co.(a)	26,128	1,272,956
Schlumberger NV	3,900	134,043
Tenaris SA	6,100	109,301
		1,516,300
Entertainment — 0.4%
Netflix, Inc.*	1,730	2,074,132
Nintendo Co. Ltd. (Japan)	19,238	1,664,457
ROBLOX Corp. (Class A Stock)*	600	83,112
Spotify Technology SA*	2,963	2,068,174
Take-Two Interactive Software, Inc.*	300	77,508
Tencent Music Entertainment Group (China), ADR	5,019	117,143
Universal Music Group NV (Netherlands)	2,559	73,949
Walt Disney Co. (The)	19,164	2,194,278
Warner Bros Discovery, Inc.*	9,600	187,488
		8,540,241
Financial Services — 0.5%
Adyen NV (Netherlands), 144A*	351	564,787
Banca Mediolanum SpA (Italy)	15,531	311,937
Berkshire Hathaway, Inc. (Class B Stock)*	5,700	2,865,618
Edenred SE (France)	8,060	191,946
Fidelity National Information Services, Inc.	8,700	573,678
Global Payments, Inc.	3,900	324,012
Industrivarden AB (Sweden) (Class A Stock)	2,167	86,090
Investor AB (Sweden) (Class B Stock)	9,593	300,302
M&G PLC (United Kingdom)	119,819	408,620
Mastercard, Inc. (Class A Stock)	6,238	3,548,237
MGIC Investment Corp.	2,400	68,088

A4

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value

Common Stocks (continued)
Financial Services (cont’d.)
ORIX Corp. (Japan)	29,300	$769,007
PayPal Holdings, Inc.*	9,700	650,482
Visa, Inc. (Class A Stock)	4,600	1,570,348
		12,233,152
Food Products — 0.3%
Ajinomoto Co., Inc. (Japan)	10,800	309,628
Associated British Foods PLC (United Kingdom)	4,919	135,919
Conagra Brands, Inc.	18,200	333,242
General Mills, Inc.	8,100	408,402
Hormel Foods Corp.	2,600	64,324
Ingredion, Inc.	1,400	170,954
J.M. Smucker Co. (The)	900	97,740
Mondelez International, Inc. (Class A Stock)	9,341	583,532
Nestle SA	33,554	3,081,440
Post Holdings, Inc.*	2,100	225,708
WH Group Ltd. (Hong Kong), 144A	545,000	590,208
Yamazaki Baking Co. Ltd. (Japan)	22,100	492,009
		6,493,106
Gas Utilities — 0.0%
MDU Resources Group, Inc.	4,200	74,802
Osaka Gas Co. Ltd. (Japan)	6,300	182,471
Snam SpA (Italy)	74,642	448,168
Tokyo Gas Co. Ltd. (Japan)	6,900	245,355
		950,796
Ground Transportation — 0.2%
Canadian National Railway Co. (Canada)	4,601	433,883
Central Japan Railway Co. (Japan)	4,300	123,280
CSX Corp.	10,500	372,855
Grab Holdings Ltd. (Singapore) (Class A Stock)*	35,000	210,700
Uber Technologies, Inc.*	8,400	822,948
Union Pacific Corp.	4,600	1,087,302
West Japan Railway Co. (Japan)	16,315	357,754
		3,408,722
Health Care Equipment & Supplies — 0.4%
Abbott Laboratories	2,100	281,274
Boston Scientific Corp.*	4,500	439,335
DENTSPLY SIRONA, Inc.	5,000	63,450
Edwards Lifesciences Corp.*	7,107	552,711
EssilorLuxottica SA (France)	2,441	795,165
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	25,867	555,559
Getinge AB (Sweden) (Class B Stock)	4,620	99,575
Hoya Corp. (Japan)	10,000	1,382,704
IDEXX Laboratories, Inc.*(a)	1,100	702,779
Insulet Corp.*	1,600	493,968
Intuitive Surgical, Inc.*	2,000	894,460
Medtronic PLC	10,508	1,000,782
Siemens Healthineers AG (Germany), 144A	2,618	141,807
	Shares	Value

Common Stocks (continued)
Health Care Equipment & Supplies (cont’d.)
Smith & Nephew PLC (United Kingdom)	48,327	$876,524
STERIS PLC	2,600	643,344
Stryker Corp.	1,721	636,202
Terumo Corp. (Japan)	8,700	143,520
		9,703,159
Health Care Providers & Services — 0.2%
Centene Corp.*	20,700	738,576
Cigna Group (The)	2,800	807,100
CVS Health Corp.	5,600	422,184
Elevance Health, Inc.	1,300	420,056
Encompass Health Corp.	2,500	317,550
Fresenius Medical Care AG (Germany)	12,926	682,978
Fresenius SE & Co. KGaA (Germany)	4,998	279,316
McKesson Corp.	600	463,524
Sonic Healthcare Ltd. (Australia)	36,821	521,528
Tenet Healthcare Corp.*	1,600	324,864
UnitedHealth Group, Inc.	1,700	587,010
		5,564,686
Health Care REITs — 1.2%
American Healthcare REIT, Inc.	135,837	5,706,512
Global Medical REIT, Inc.	17,868	602,330
Healthcare Realty Trust, Inc.(a)	44,558	803,381
Healthpeak Properties, Inc.	25,900	495,985
National Health Investors, Inc.	34,697	2,758,412
Welltower, Inc.	102,619	18,280,549
		28,647,169
Health Care Technology — 0.0%
Pro Medicus Ltd. (Australia)	841	171,224
Hotel & Resort REITs — 0.1%
Ryman Hospitality Properties, Inc.	15,007	1,344,477
Sunstone Hotel Investors, Inc.	208,977	1,958,115
		3,302,592
Hotels, Restaurants & Leisure — 0.5%
Amadeus IT Group SA (Spain)	3,889	309,136
Aramark	5,000	192,000
Aristocrat Leisure Ltd. (Australia)	7,156	331,276
Booking Holdings, Inc.	250	1,349,818
Chipotle Mexican Grill, Inc.*	9,824	385,003
Compass Group PLC (United Kingdom)	60,732	2,070,096
Darden Restaurants, Inc.	600	114,216
DoorDash, Inc. (Class A Stock)*	1,100	299,189
DraftKings, Inc. (Class A Stock)*	10,600	396,440
Entain PLC (United Kingdom)	14,747	174,287
Eternal Ltd. (India)*	152,067	558,259
Evolution AB (Sweden), 144A	1,400	115,253
Galaxy Entertainment Group Ltd. (Macau)	119,000	654,305
Lottery Corp. Ltd. (The) (Australia)	46,860	181,966
MakeMyTrip Ltd. (India)*	4,569	427,658
Marriott International, Inc. (Class A Stock)	1,453	378,419

A5

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value

Common Stocks (continued)
Hotels, Restaurants & Leisure (cont’d.)
McDonald’s Corp.	5,151	$1,565,337
Oriental Land Co. Ltd. (Japan)	9,200	221,472
Royal Caribbean Cruises Ltd.(a)	1,500	485,370
Sodexo SA (France)	3,152	198,873
Trip.com Group Ltd. (China), ADR	3,042	228,758
Viking Holdings Ltd.*	8,600	534,576
Yum! Brands, Inc.	2,900	440,800
Zensho Holdings Co. Ltd. (Japan)	3,600	235,179
		11,847,686
Household Durables — 0.2%
Cairn Homes PLC (Ireland)	180,213	406,237
Garmin Ltd.	1,000	246,220
Panasonic Holdings Corp. (Japan)	64,700	702,260
PulteGroup, Inc.	1,200	158,556
Sekisui House Ltd. (Japan)	3,700	84,148
Sony Group Corp. (Japan)	95,100	2,733,811
		4,331,232
Household Products — 0.1%
Colgate-Palmolive Co.	9,600	767,424
Essity AB (Sweden) (Class B Stock)	23,795	621,980
Henkel AG & Co. KGaA (Germany)	1,351	100,280
Kimberly-Clark Corp.	1,700	211,378
Procter & Gamble Co. (The)	5,000	768,250
Reckitt Benckiser Group PLC (United Kingdom)	9,740	750,000
		3,219,312
Independent Power & Renewable Electricity Producers — 0.0%
RWE AG (Germany)	11,450	509,281
Vistra Corp.	500	97,960
		607,241
Industrial Conglomerates — 0.2%
CK Hutchison Holdings Ltd. (United Kingdom)	60,000	394,199
Hitachi Ltd. (Japan)	47,000	1,245,174
Honeywell International, Inc.	2,100	442,050
Sekisui Chemical Co. Ltd. (Japan)	9,200	171,274
Siemens AG (Germany)	12,648	3,414,682
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	5,000	42,362
		5,709,741
Industrial REITs — 0.9%
First Industrial Realty Trust, Inc.(a)	73,722	3,794,471
Goodman Group (Australia)	18,804	407,502
LXP Industrial Trust	314,299	2,816,119
Prologis, Inc.	104,092	11,920,616
Segro PLC (United Kingdom)	48,971	432,710
STAG Industrial, Inc.	15,865	559,876
		19,931,294
Insurance — 1.1%
Admiral Group PLC (United Kingdom)	8,401	379,164
Aegon Ltd. (Netherlands)	67,158	541,428
	Shares	Value

Common Stocks (continued)
Insurance (cont’d.)
AIA Group Ltd. (Hong Kong)	82,200	$787,802
Allianz SE (Germany)	3,268	1,374,935
Allstate Corp. (The)	3,600	772,740
American International Group, Inc.	9,300	730,422
Arthur J. Gallagher & Co.(a)	3,117	965,460
ASR Nederland NV (Netherlands)	21,127	1,437,678
Aviva PLC (United Kingdom)	19,081	176,515
AXA SA (France)	61,861	2,966,545
Chubb Ltd.	3,300	931,425
Dai-ichi Life Holdings, Inc. (Japan)	14,400	113,273
Fairfax Financial Holdings Ltd. (Canada)	233	407,637
First American Financial Corp.	3,800	244,112
Marsh & McLennan Cos., Inc.	3,400	685,202
MetLife, Inc.	8,900	733,093
MS&AD Insurance Group Holdings, Inc. (Japan)	3,000	67,938
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	2,638	1,684,295
NN Group NV (Netherlands)	12,272	865,391
Phoenix Financial Ltd. (Israel)	5,750	215,304
Phoenix Group Holdings PLC (United Kingdom)	59,779	518,705
Poste Italiane SpA (Italy), 144A	17,666	419,939
Progressive Corp. (The)	1,793	442,781
Prudential PLC (Hong Kong)	77,474	1,084,614
QBE Insurance Group Ltd. (Australia)	107,625	1,464,589
Sampo OYJ (Finland) (Class A Stock)	11,934	137,205
Sompo Holdings, Inc. (Japan)	5,900	182,402
Sony Financial Group, Inc. (Japan)*	95,100	105,463
Suncorp Group Ltd. (Australia)	3,301	44,259
Swiss Re AG	3,870	718,763
Talanx AG (Germany)	5,958	794,364
Tokio Marine Holdings, Inc. (Japan)	8,500	359,747
Travelers Cos., Inc. (The)	1,404	392,025
Unipol Assicurazioni SpA (Italy)	34,762	747,299
Unum Group	4,200	326,676
Zurich Insurance Group AG (Switzerland)	1,683	1,202,980
		25,022,170
Interactive Media & Services — 0.9%
Alphabet, Inc. (Class A Stock)	29,547	7,182,876
Alphabet, Inc. (Class C Stock)	17,900	4,359,545
Diamond Sports Group LLC*(x)	3,228	33,087
Meta Platforms, Inc. (Class A Stock)	10,647	7,818,944
REA Group Ltd. (Australia)	1,547	236,564
Scout24 SE (Germany), 144A	4,241	532,065
Tencent Holdings Ltd. (China)	9,006	767,397
		20,930,478
IT Services — 0.3%
Accenture PLC (Ireland) (Class A Stock)	1,700	419,220
Akamai Technologies, Inc.*	900	68,184
Capgemini SE (France)	5,235	763,668

A6

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value

Common Stocks (continued)
IT Services (cont’d.)
Cognizant Technology Solutions Corp. (Class A Stock)	9,900	$663,993
Fujitsu Ltd. (Japan)	18,500	433,979
Gartner, Inc.*	2,500	657,175
International Business Machines Corp.	1,300	366,808
NEC Corp. (Japan)	26,500	848,241
Nomura Research Institute Ltd. (Japan)	2,700	103,659
Obic Co. Ltd. (Japan)	8,700	303,225
Otsuka Corp. (Japan)	33,800	705,548
Shopify, Inc. (Canada) (Class A Stock)*(a)	8,771	1,303,458
Snowflake, Inc.*	2,000	451,100
TIS, Inc. (Japan)	7,800	257,284
		7,345,542
Leisure Products — 0.0%
Bandai Namco Holdings, Inc. (Japan)	5,700	189,648
Hasbro, Inc.	1,200	91,020
Shimano, Inc. (Japan)	1,400	156,462
		437,130
Life Sciences Tools & Services — 0.1%
Danaher Corp.	2,600	515,476
Eurofins Scientific SE (Luxembourg)	1,925	140,383
Lonza Group AG (Switzerland)	1,242	830,449
QIAGEN NV	9,126	407,052
Thermo Fisher Scientific, Inc.	1,400	679,028
West Pharmaceutical Services, Inc.	1,200	314,796
		2,887,184
Machinery — 0.5%
Alfa Laval AB (Sweden)	4,138	188,963
Allison Transmission Holdings, Inc.	5,900	500,792
Alstom SA (France)*	35,289	923,387
Atlas Copco AB (Sweden) (Class B Stock)	20,582	309,707
Caterpillar, Inc.	400	190,860
Crane Co.	2,300	423,522
Cummins, Inc.	400	168,948
Daifuku Co. Ltd. (Japan)	16,800	537,667
Deere & Co.(a)	1,962	897,144
Dover Corp.	2,200	367,026
Epiroc AB (Sweden) (Class B Stock)	4,994	94,479
FANUC Corp. (Japan)	5,200	149,432
GEA Group AG (Germany)	2,325	171,892
HD Hyundai Heavy Industries Co. Ltd. (South Korea)	336	123,414
Komatsu Ltd. (Japan)	10,800	376,242
Lincoln Electric Holdings, Inc.	1,000	235,830
Makita Corp. (Japan)	4,600	149,092
MINEBEA MITSUMI, Inc. (Japan)	33,100	621,975
Mitsubishi Heavy Industries Ltd. (Japan)	32,100	840,028
Parker-Hannifin Corp.	1,200	909,780
Sandvik AB (Sweden)	19,495	544,601
Schindler Holding AG (Switzerland)	268	96,976
SMC Corp. (Japan)	600	185,455
	Shares	Value

Common Stocks (continued)
Machinery (cont’d.)
Volvo AB (Sweden) (Class B Stock)	4,641	$133,464
Wartsila OYJ Abp (Finland)	27,628	828,693
Xylem, Inc.	1,500	221,250
Yangzijiang Shipbuilding Holdings Ltd. (China)	149,400	390,869
		10,581,488
Marine Transportation — 0.1%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	50	98,079
AP Moller - Maersk A/S (Denmark) (Class B Stock)	76	149,399
Kawasaki Kisen Kaisha Ltd. (Japan)	19,600	278,690
Kirby Corp.*	800	66,760
Mitsui OSK Lines Ltd. (Japan)	2,500	75,899
Nippon Yusen KK (Japan)	13,000	443,627
SITC International Holdings Co. Ltd. (China)	113,000	435,043
		1,547,497
Media — 0.1%
Charter Communications, Inc. (Class A Stock)*	200	55,021
Comcast Corp. (Class A Stock)	29,300	920,606
Publicis Groupe SA (France)	4,226	406,682
WPP PLC (United Kingdom)	86,741	432,379
		1,814,688
Metals & Mining — 0.4%
Agnico Eagle Mines Ltd. (Canada)	2,950	497,252
Anglo American PLC (South Africa)	6,499	245,060
Antofagasta PLC (Chile)	11,848	440,626
ArcelorMittal SA (Luxembourg)	14,702	530,388
BHP Group Ltd. (Australia)	56,955	1,591,051
BlueScope Steel Ltd. (Australia)	25,912	389,221
Boliden AB (Sweden)*	5,184	211,602
Carpenter Technology Corp.	900	220,986
Evolution Mining Ltd. (Australia)	44,276	315,623
Fortescue Ltd. (Australia)	41,208	510,338
Freeport-McMoRan, Inc.	15,600	611,832
Fresnillo PLC (Mexico)	21,535	686,940
Glencore PLC (Australia)*	140,351	646,404
Ivanhoe Mines Ltd. (Congo (Democratic Republic)) (Class A Stock)*	16,199	171,802
Newmont Corp.	3,100	261,361
Nippon Steel Corp. (Japan)	54,000	222,412
Norsk Hydro ASA (Norway)	43,106	293,083
Northern Star Resources Ltd. (Australia)	4,667	72,877
Nucor Corp.	2,700	365,661
Rio Tinto Ltd. (Australia)	4,272	344,593
Rio Tinto PLC (Australia)	12,014	791,752
South32 Ltd. (Australia)	39,984	72,480
Valterra Platinum Ltd. (South Africa)	833	59,376
		9,552,720

A7

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value

Common Stocks (continued)
Multi-Utilities — 0.2%
Ameren Corp.	2,300	$240,074
Centrica PLC (United Kingdom)	160,515	360,451
CMS Energy Corp.	2,300	168,498
DTE Energy Co.	2,100	297,003
E.ON SE (Germany)	91,964	1,732,184
Engie SA (France)	40,944	880,154
National Grid PLC (United Kingdom)	37,016	531,871
NiSource, Inc.	3,400	147,220
Sempra	1,700	152,966
Veolia Environnement SA (France)	4,360	148,685
		4,659,106
Office REITs — 0.3%
Hudson Pacific Properties, Inc.*	399,646	1,103,023
Piedmont Realty Trust, Inc.	167,266	1,505,394
SL Green Realty Corp.(a)	66,892	4,000,810
		6,609,227
Oil, Gas & Consumable Fuels — 0.8%
ARC Resources Ltd. (Canada)	19,684	358,971
BP PLC	110,801	636,181
Cenovus Energy, Inc. (Canada)	50,209	852,510
Cheniere Energy, Inc.	400	93,992
Chevron Corp.	6,500	1,009,385
ConocoPhillips	10,400	983,736
Enbridge, Inc. (Canada)	6,128	309,152
ENEOS Holdings, Inc. (Japan)	70,100	443,958
EOG Resources, Inc.(a)	6,400	717,568
Equinor ASA (Norway)	17,257	420,831
Exxon Mobil Corp.	20,800	2,345,200
Galp Energia SGPS SA (Portugal)	9,225	174,811
Idemitsu Kosan Co. Ltd. (Japan)	10,800	73,889
Inpex Corp. (Japan)	49,100	884,079
LUKOIL PJSC (Russia)*^	7,425	—
Marathon Petroleum Corp.	1,900	366,206
Ovintiv, Inc.	1,900	76,722
Phillips 66	2,200	299,244
Repsol SA (Spain)	10,845	192,848
Shell PLC	116,777	4,162,054
Shell PLC, ADR	9,152	654,643
TotalEnergies SE (France)	34,411	2,095,927
Williams Cos., Inc. (The)	7,700	487,795
Woodside Energy Group Ltd. (Australia)	29,216	441,190
		18,080,892
Passenger Airlines — 0.1%
Delta Air Lines, Inc.	1,200	68,100
Deutsche Lufthansa AG (Germany)	6,240	52,960
International Consolidated Airlines Group SA (United Kingdom)	153,463	803,141
Qantas Airways Ltd. (Australia)	185,489	1,340,307
Ryanair Holdings PLC (Italy)	25,757	752,682
		3,017,190
Personal Care Products — 0.2%
Kao Corp. (Japan)	2,500	108,953
	Shares	Value

Common Stocks (continued)
Personal Care Products (cont’d.)
L’Oreal SA (France)	3,546	$1,540,691
Unilever PLC (United Kingdom) (XLON)	25,772	1,523,348
Unilever PLC (United Kingdom) (XAMS)	14,079	836,242
Unilever PLC (United Kingdom), ADR	9,171	543,657
		4,552,891
Pharmaceuticals — 1.3%
Astellas Pharma, Inc. (Japan)	12,200	132,980
AstraZeneca PLC (United Kingdom)	21,174	3,243,880
Bayer AG (Germany)	14,496	482,589
Bristol-Myers Squibb Co.	13,400	604,340
Chugai Pharmaceutical Co. Ltd. (Japan)	3,300	146,304
Daiichi Sankyo Co. Ltd. (Japan)	3,900	87,751
Eli Lilly & Co.	3,685	2,811,655
Galderma Group AG (Switzerland)	9,724	1,719,206
GSK PLC	37,648	808,377
Hikma Pharmaceuticals PLC (United Kingdom)	2,031	46,624
Johnson & Johnson	5,600	1,038,352
Merck & Co., Inc.	13,800	1,158,234
Novartis AG	28,297	3,638,383
Novo Nordisk A/S (Denmark) (Class B Stock)	40,364	2,247,535
Orion OYJ (Finland) (Class B Stock)	6,710	515,150
Otsuka Holdings Co. Ltd. (Japan)	13,500	719,965
Perrigo Co. PLC	7,700	171,479
Pfizer, Inc.	34,200	871,416
Roche Holding AG	11,811	3,932,869
Sandoz Group AG (Switzerland)	6,660	397,220
Sanofi SA	22,634	2,143,302
Sanofi SA, ADR(a)	11,102	524,014
Takeda Pharmaceutical Co. Ltd. (Japan)	29,500	866,427
Teva Pharmaceutical Industries Ltd. (Israel), ADR*	2,800	56,560
UCB SA (Belgium)	4,257	1,188,277
Zoetis, Inc.	2,700	395,064
		29,947,953
Professional Services — 0.2%
Automatic Data Processing, Inc.(a)	2,200	645,700
Clarivate PLC*	51,300	196,479
Computershare Ltd. (Australia)	17,894	429,919
Concentrix Corp.	3,800	175,370
Experian PLC	2,137	107,335
Jacobs Solutions, Inc.	1,900	284,734
Kanzhun Ltd. (China), ADR*	6,167	144,061
ManpowerGroup, Inc.	5,800	219,820
Recruit Holdings Co. Ltd. (Japan)	15,000	806,458
RELX PLC (United Kingdom)	6,477	309,464
Teleperformance SE (France)	2,724	203,465
		3,522,805

A8

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value

Common Stocks (continued)
Real Estate Management & Development — 0.1%
CBRE Group, Inc. (Class A Stock)*	1,400	$220,584
Daito Trust Construction Co. Ltd. (Japan)	4,500	98,736
Daiwa House Industry Co. Ltd. (Japan)	7,200	258,588
Hongkong Land Holdings Ltd. (Hong Kong)	9,700	61,403
Jones Lang LaSalle, Inc.*	900	268,452
Mitsubishi Estate Co. Ltd. (Japan)	12,100	278,104
Mitsui Fudosan Co. Ltd. (Japan)	41,700	453,951
Sumitomo Realty & Development Co. Ltd. (Japan)	3,600	158,794
Swiss Prime Site AG (Switzerland)	746	104,506
Vonovia SE (Germany)	7,559	236,232
Zillow Group, Inc. (Class A Stock)*	1,200	89,328
Zillow Group, Inc. (Class C Stock)*	2,800	215,740
		2,444,418
Residential REITs — 0.7%
American Homes 4 Rent (Class A Stock)	30,647	1,019,013
Camden Property Trust	3,000	320,340
Equity Residential	41,647	2,695,810
Independence Realty Trust, Inc.	168,169	2,756,290
Mid-America Apartment Communities, Inc.	9,772	1,365,441
UDR, Inc.	153,437	5,717,063
Veris Residential, Inc.	155,709	2,366,777
		16,240,734
Retail REITs — 1.3%
Agree Realty Corp.(a)	73,828	5,244,741
Brixmor Property Group, Inc.(a)	136,141	3,768,383
Curbline Properties Corp.	108,367	2,416,584
Klepierre SA (France)	1,536	59,965
Macerich Co. (The)	941	17,126
NETSTREIT Corp.(a)	159,022	2,871,937
Realty Income Corp.	57,960	3,523,388
Regency Centers Corp.(a)	19,624	1,430,589
Scentre Group (Australia)	162,672	438,788
Simon Property Group, Inc.	52,510	9,854,552
Urban Edge Properties	68,929	1,410,977
Vicinity Ltd. (Australia)	157,311	262,083
		31,299,113
Semiconductors & Semiconductor Equipment — 2.0%
Advanced Micro Devices, Inc.*	2,500	404,475
Advantest Corp. (Japan)	9,500	939,956
Analog Devices, Inc.	4,300	1,056,510
Applied Materials, Inc.	2,500	511,850
ASML Holding NV (Netherlands) (SGMX)	4,159	4,055,803
ASML Holding NV (Netherlands) (XNGS)	865	837,398
Astera Labs, Inc.*	2,500	489,500
Broadcom, Inc.	21,960	7,244,824
Disco Corp. (Japan)	1,000	313,540
Infineon Technologies AG (Germany)	17,852	700,337
	Shares	Value

Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Lam Research Corp.	10,000	$1,339,000
Lasertec Corp. (Japan)	600	82,083
Microchip Technology, Inc.	1,000	64,220
Micron Technology, Inc.	3,900	652,548
Nova Ltd. (Israel)*	1,014	322,448
NVIDIA Corp.	110,501	20,617,276
NXP Semiconductors NV (Netherlands)(a)	4,857	1,106,085
QUALCOMM, Inc.	2,700	449,172
Renesas Electronics Corp. (Japan)	42,900	493,573
SCREEN Holdings Co. Ltd. (Japan)	2,100	190,286
SK Hynix, Inc. (South Korea)	1,892	469,023
STMicroelectronics NV (Singapore)	20,477	578,781
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	9,924	2,771,674
Texas Instruments, Inc.	400	73,492
Tokyo Electron Ltd. (Japan)	4,500	797,701
		46,561,555
Software — 1.6%
Adobe, Inc.*	2,000	705,500
AppLovin Corp. (Class A Stock)*	1,300	934,102
Atlassian Corp. (Class A Stock)*	800	127,760
Autodesk, Inc.*	1,700	540,039
Cadence Design Systems, Inc.*	2,500	878,150
Check Point Software Technologies Ltd. (Israel)*	1,600	331,056
Constellation Software, Inc. (Canada)	169	458,776
CyberArk Software Ltd.*	1,277	616,982
Elastic NV*	6,400	540,736
Gen Digital, Inc.	4,900	139,111
Intuit, Inc.	1,636	1,117,241
Microsoft Corp.	36,466	18,887,565
Monday.com Ltd.*	800	154,952
Nice Ltd. (Israel)*	2,507	363,174
Oracle Corp.	9,163	2,577,002
Oracle Corp. (Japan)	1,900	193,996
Palantir Technologies, Inc. (Class A Stock)*	7,500	1,368,150
Roper Technologies, Inc.	300	149,607
Salesforce, Inc.	3,400	805,800
SAP SE (Germany)	11,868	3,177,861
ServiceNow, Inc.*	1,828	1,682,272
Trend Micro, Inc. (Japan)	7,100	388,603
Xero Ltd. (New Zealand)*	4,198	438,041
Zoom Communications, Inc.*	8,200	676,500
		37,252,976
Specialized REITs — 1.9%
American Tower Corp.	1,000	192,320
Crown Castle, Inc.	4,400	424,556
CubeSmart	85,120	3,460,979
Digital Realty Trust, Inc.	52,311	9,043,526
EPR Properties	79,626	4,619,104
Equinix, Inc.	10,091	7,903,675
Iron Mountain, Inc.	74,824	7,627,559
National Storage Affiliates Trust(a)	100,835	3,047,234

A9

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value

Common Stocks (continued)
Specialized REITs (cont’d.)
Public Storage	6,383	$1,843,729
Smartstop Self Storage REIT, Inc.(a)	129,469	4,873,213
		43,035,895
Specialty Retail — 0.4%
AutoZone, Inc.*	30	128,707
Avolta AG (Switzerland)*	8,052	439,669
Carvana Co.*	500	188,620
Five Below, Inc.*	2,300	355,810
H & M Hennes & Mauritz AB (Sweden) (Class B Stock)	7,140	133,473
Home Depot, Inc. (The)	3,200	1,296,608
Industria de Diseno Textil SA (Spain)	11,662	645,420
JD Sports Fashion PLC (United Kingdom)	322,100	414,655
Kingfisher PLC (United Kingdom)	194,895	811,888
Lowe’s Cos., Inc.(a)	9,238	2,321,602
Sanrio Co. Ltd. (Japan)	2,517	118,148
TJX Cos., Inc. (The)	7,100	1,026,234
Ulta Beauty, Inc.*	800	437,400
Valvoline, Inc.*	5,000	179,550
Zalando SE (Germany), 144A*	1,853	56,865
		8,554,649
Technology Hardware, Storage & Peripherals — 0.8%
Apple, Inc.	67,803	17,264,678
King Slide Works Co. Ltd. (Taiwan)	1,151	125,013
Logitech International SA (Switzerland)	2,796	307,556
Pure Storage, Inc. (Class A Stock)*	3,700	310,097
Samsung Electronics Co. Ltd. (South Korea)	12,220	732,593
Western Digital Corp.	1,100	132,066
Xiaomi Corp. (China) (Class B Stock), 144A*	113,557	789,215
		19,661,218
Textiles, Apparel & Luxury Goods — 0.4%
adidas AG (Germany)	2,974	630,135
Asics Corp. (Japan)	45,500	1,190,621
Brunello Cucinelli SpA (Italy)	7,049	772,240
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	7,632	1,465,088
Hermes International SCA (France)	400	983,616
LVMH Moet Hennessy Louis Vuitton SE (France)	2,525	1,553,838
Moncler SpA (Italy)	9,072	533,918
On Holding AG (Switzerland) (Class A Stock)*	12,307	521,201
Pandora A/S (Denmark)	1,838	240,314
Tapestry, Inc.	4,100	464,202
		8,355,173
Tobacco — 0.2%
Altria Group, Inc.	14,600	964,476
British American Tobacco PLC (United Kingdom)	26,447	1,406,645
Imperial Brands PLC (United Kingdom)	33,805	1,436,085
	Shares	Value

Common Stocks (continued)
Tobacco (cont’d.)
Japan Tobacco, Inc. (Japan)	26,900	$882,241
Philip Morris International, Inc.	3,400	551,480
		5,240,927
Trading Companies & Distributors — 0.4%
AerCap Holdings NV (Ireland)	4,400	532,400
Ashtead Group PLC (United Kingdom)	4,433	297,283
Ferguson Enterprises, Inc.	2,271	510,037
ITOCHU Corp. (Japan)	22,900	1,302,973
Marubeni Corp. (Japan)	20,800	519,006
Mitsubishi Corp. (Japan)	97,700	2,329,110
Mitsui & Co. Ltd. (Japan)	32,500	807,015
MSC Industrial Direct Co., Inc. (Class A Stock)	2,100	193,494
Sumitomo Corp. (Japan)	32,300	934,536
Toyota Tsusho Corp. (Japan)	16,800	465,063
United Rentals, Inc.(a)	179	170,884
W.W. Grainger, Inc.	330	314,477
WESCO International, Inc.	3,000	634,500
		9,010,778
Transportation Infrastructure — 0.1%
Aena SME SA (Spain), 144A	27,580	754,019
Getlink SE (France)	10,846	199,994
Transurban Group (Australia), UTS	24,036	219,301
		1,173,314
Water Utilities — 0.0%
United Utilities Group PLC (United Kingdom)	23,647	365,316
Wireless Telecommunication Services — 0.2%
Bharti Airtel Ltd. (India)	10,494	221,943
KDDI Corp. (Japan)	33,100	527,896
SoftBank Group Corp. (Japan)	11,600	1,463,694
Tele2 AB (Sweden) (Class B Stock)	35,600	607,286
T-Mobile US, Inc.	3,000	718,140
Vodafone Group PLC (United Kingdom)	741,032	861,749
		4,400,708

Total Common Stocks (cost $599,849,773)		728,967,643
Preferred Stocks — 0.1%
Automobiles — 0.0%
Bayerische Motoren Werke AG (Germany) (PRFC)	972	90,539
Volkswagen AG (Germany) (PRFC)	809	87,687
		178,226
Household Products — 0.1%
Henkel AG & Co. KGaA (Germany) (PRFC)	5,079	409,806

A10

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value

Preferred Stocks (continued)
Life Sciences Tools & Services — 0.0%
Sartorius AG (Germany) (PRFC)	1,605	$375,212

Total Preferred Stocks (cost $957,114)		963,244
Unaffiliated Exchange-Traded Funds — 19.1%
Dimensional Core Fixed Income ETF	489,000	20,909,640
Dimensional International Core Equity Market ETF	1,482,500	53,888,875
Dimensional US Equity Market ETF	956,200	69,267,128
Dimensional US Real Estate ETF	1,882,700	44,902,395
Energy Select Sector SPDR Fund	25,000	2,233,500
Health Care Select Sector SPDR Fund(a)	55,170	7,678,009
iShares 0-3 Month Treasury Bond ETF	1,012,846	101,993,592
iShares Core MSCI EAFE ETF	391,450	34,177,500
iShares Core S&P 500 ETF	20,760	13,894,668
iShares Gold Trust*	164,800	11,992,496
iShares iBoxx $ High Yield Corporate Bond ETF(a)	41,039	3,331,956
iShares MSCI EAFE ETF(a)	66,441	6,203,596
iShares Russell 1000 Value ETF	14,170	2,884,870
iShares S&P 500 Growth ETF(a)	76,590	9,245,945
Vanguard Dividend Appreciation ETF	110,946	23,941,037
Vanguard Real Estate ETF(a)	165,585	15,137,781
Vanguard Short-Term Corporate Bond ETF	47,300	3,780,689
Vanguard Total Bond Market ETF	265,380	19,736,311

Total Unaffiliated Exchange-Traded Funds (cost $418,621,627)		445,199,988
Unaffiliated Funds — 11.4%
AB Global Bond Fund, Inc.	8,736,357	60,979,774
AQR Diversified Arbitrage Fund, (Institutional Shares)	2,443,976	31,429,526
Calamos Market Neutral Income Fund, (R6 Shares)	2,022,190	31,606,823
JPMorgan Hedged Equity Fund, (Institutional Shares)	916,124	31,652,085
Merger Fund (The), (Institutional Shares)	2,661,951	48,128,072
PIMCO TRENDS Managed Futures Strategy Fund, (Institutional Shares)*	987,549	10,013,747
Victory Market Neutral Income Fund, (Institutional Shares)	4,832,228	41,508,840
Virtus AlphaSimplex Managed Futures Strategy Fund, (Institutional Shares)	1,304,483	9,848,845

Total Unaffiliated Funds (cost $258,196,205)		265,167,712

Units
Warrants* — 0.0%
Interactive Media & Services
Diamond Sports Group LLC, expiring 06/30/26(x)	6,037	—
(cost $0)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities — 2.0%
Collateralized Loan Obligations
Ares Loan Funding Ltd. (Cayman Islands),
Series 2025-ALF9A, Class A1, 144A, 3 Month SOFR + 1.180% (Cap N/A, Floor 1.180%)
5.459%(c)	03/31/38		1,500	$1,501,545
Carlyle Euro CLO DAC (Ireland),
Series 2017-01A, Class A2AR, 144A, 3 Month EURIBOR + 1.700% (Cap N/A, Floor 1.700%)
3.726%(c)	07/15/34	EUR	2,500	2,941,272
Series 2021-02A, Class A1, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
3.016%(c)	10/15/35	EUR	2,000	2,343,005
Contego CLO DAC (Ireland),
Series 05A, Class AR, 144A, 3 Month EURIBOR + 1.200% (Cap N/A, Floor 1.200%)
3.226%(c)	10/15/37	EUR	1,500	1,760,179
CVC Cordatus Loan Fund DAC (Ireland),
Series 15A, Class AR, 144A, 3 Month EURIBOR + 0.890% (Cap N/A, Floor 0.890%)
2.916%(c)	08/26/32	EUR	1,493	1,751,482
Elmwood CLO Ltd. (Cayman Islands),
Series 2019-03A, Class A1RR, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)
5.709%(c)	07/18/37		3,250	3,258,918
Generate CLO Ltd. (Cayman Islands),
Series 02A, Class AR2, 144A, 3 Month SOFR + 1.410% (Cap N/A, Floor 1.410%)
5.729%(c)	10/22/37		750	752,772
Invesco Euro CLO DAC (Ireland),
Series 06A, Class B1, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)
3.676%(c)	07/15/34	EUR	1,000	1,175,035
Madison Park Funding Ltd. (Cayman Islands),
Series 2021-59A, Class A1R, 144A, 3 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)
5.829%(c)	04/18/37		1,500	1,507,962
Marble Point CLO Ltd. (Cayman Islands),
Series 2021-03A, Class A1, 144A, 3 Month SOFR + 1.502% (Cap N/A, Floor 1.240%)
5.824%(c)	10/17/34		3,750	3,756,574
Nassau Euro CLO DAC (Ireland),
Series 04A, Class A1, 144A, 3 Month EURIBOR + 1.490% (Cap N/A, Floor 1.490%)
3.514%(c)	07/20/38	EUR	2,500	2,938,848
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
5.759%(c)	10/15/34		2,000	2,004,621
Series 2021-02A, Class A1, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)
5.779%(c)	07/15/34		2,500	2,506,058
Regatta Funding Ltd. (Cayman Islands),
Series 2024-03A, Class A, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)
5.698%(c)	09/06/37		3,250	3,259,223

A11

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Signal Peak CLO Ltd. (United Kingdom),
Series 2022-12A, Class A1R, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)
5.729%(c)	07/18/37		2,750	$2,758,223
Sound Point CLO Ltd. (Cayman Islands),
Series 2022-01A, Class B, 144A, 3 Month SOFR + 1.900% (Cap N/A, Floor 1.900%)
6.218%(c)	04/25/35		1,250	1,252,675
Toro European CLO DAC (Ireland),
Series 02A, Class ARR, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
2.929%(c)	07/25/34	EUR	1,250	1,466,109
Series 03A, Class ARR, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
3.016%(c)	07/15/34	EUR	2,500	2,935,698
Trimaran CAVU Ltd.,
Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)
5.515%(c)	01/20/37		1,750	1,753,393
Trinitas CLO Ltd. (Bermuda),
Series 2024-24A, Class B, 144A, 3 Month SOFR + 2.300% (Cap N/A, Floor 2.300%)
6.618%(c)	04/25/37		1,000	1,000,750
Vibrant CLO Ltd. (Cayman Islands),
Series 2021-14A, Class A1A, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
5.797%(c)	10/20/34		2,750	2,753,300
Wellfleet CLO Ltd. (Cayman Islands),
Series 2020-01A, Class A1AR, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)
5.518%(c)	04/15/33		1,770	1,769,271

Total Asset-Backed Securities (cost $46,243,013)				47,146,913
Corporate Bonds — 0.9%
Aerospace & Defense — 0.0%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.750%	06/15/33		70	73,043
7.875%	04/15/27(a)		80	80,172
				153,215
Airlines — 0.0%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.500%	04/20/26		2	1,499
5.750%	04/20/29		130	130,488
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26		225	224,609
4.625%	04/15/29		15	14,777
				371,373
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Auto Manufacturers — 0.0%
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43	455	$362,793
Auto Parts & Equipment — 0.0%
Clarios Global LP/Clarios US Finance Co.,
Sr. Sec’d. Notes, 144A
6.750%	02/15/30	25	25,802
Dana, Inc.,
Sr. Unsec’d. Notes
5.625%	06/15/28	75	74,991
Phinia, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	04/15/29	60	61,897
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	11/17/28	425	425,560
			588,250
Banks — 0.1%
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.750%	05/05/26	200	201,654
Citigroup, Inc.,
Jr. Sub. Notes, Series W
4.000%(ff)	12/10/25(oo)	4	3,980
Jr. Sub. Notes, Series X
3.875%(ff)	02/18/26(oo)	380	376,399
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A
12.000%	10/01/28	25	26,500
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U
3.650%(ff)	08/10/26(oo)	215	210,633
			819,166
Building Materials — 0.0%
Griffon Corp.,
Gtd. Notes
5.750%	03/01/28	200	199,884
JELD-WEN, Inc.,
Gtd. Notes, 144A
4.875%	12/15/27	125	122,188
Quikrete Holdings, Inc.,
Sr. Sec’d. Notes, 144A
6.375%	03/01/32	120	124,331
Sr. Unsec’d. Notes, 144A
6.750%	03/01/33	20	20,784
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	07/15/30	175	167,826
			635,013
Chemicals — 0.0%
Ashland, Inc.,
Sr. Unsec’d. Notes, 144A
3.375%	09/01/31	175	155,153

A12

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Chemicals (cont’d.)
Solstice Advanced Materials, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	09/30/33	60	$60,167
			215,320
Commercial Services — 0.1%
Allied Universal Holdco LLC,
Sr. Sec’d. Notes, 144A
7.875%	02/15/31	150	157,355
AMN Healthcare, Inc.,
Gtd. Notes, 144A
4.625%	10/01/27	350	349,881
DCLI Bidco LLC,
Second Mortgage, 144A
7.750%	11/15/29	60	62,358
Herc Holdings, Inc.,
Gtd. Notes, 144A
7.000%	06/15/30	50	51,941
7.250%	06/15/33	30	31,344
United Rentals North America, Inc.,
Gtd. Notes
3.875%	02/15/31	10	9,458
4.875%	01/15/28	186	185,529
Valvoline, Inc.,
Sr. Unsec’d. Notes, 144A
3.625%	06/15/31(a)	111	101,664
			949,530
Computers — 0.0%
NCR Atleos Corp.,
Sr. Sec’d. Notes, 144A
9.500%	04/01/29	79	85,535
Diversified Financial Services — 0.0%
Freedom Mortgage Holdings LLC,
Sr. Unsec’d. Notes, 144A
8.375%	04/01/32	60	62,871
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
5.750%	11/15/31	300	303,518
OneMain Finance Corp.,
Gtd. Notes
5.375%	11/15/29	75	74,251
7.125%	03/15/26	70	70,730
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A
4.250%	02/15/29	200	193,659
7.875%	12/15/29	100	106,143
			811,172
Electric — 0.1%
Calpine Corp.,
Sr. Sec’d. Notes, 144A
4.500%	02/15/28	5	4,981
Sr. Unsec’d. Notes, 144A
5.000%	02/01/31	10	9,968
5.125%	03/15/28	475	475,128
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
NRG Energy, Inc.,
Jr. Sub. Notes, 144A
10.250%(ff)	03/15/28(oo)		50	$54,588
Vistra Corp.,
Jr. Sub. Notes, 144A
7.000%(ff)	12/15/26(oo)		400	405,874
8.000%(ff)	10/15/26(oo)		300	306,890
Jr. Sub. Notes, Series C, 144A
8.875%(ff)	01/15/29(oo)		250	274,467
				1,531,896
Electrical Components & Equipment — 0.0%
WESCO Distribution, Inc.,
Gtd. Notes, 144A
6.375%	03/15/29		65	66,930
7.250%	06/15/28		175	177,398
				244,328
Entertainment — 0.0%
Caesars Entertainment, Inc.,
Gtd. Notes, 144A
4.625%	10/15/29		275	262,902
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	01/15/27		150	149,955
Voyager Parent LLC,
Sr. Sec’d. Notes, 144A
9.250%	07/01/32		95	100,463
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
5.125%	10/01/29		5	5,007
6.250%	03/15/33		45	45,737
7.125%	02/15/31(a)		30	32,357
				596,421
Environmental Control — 0.0%
GFL Environmental, Inc.,
Gtd. Notes, 144A
6.750%	01/15/31		50	52,312
Foods — 0.1%
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes
8.000%	07/01/31	EUR	163	193,762
8.125%	05/14/30	GBP	213	273,215
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30		25	24,011
4.375%	01/31/32		300	283,479
Post Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
4.500%	09/15/31		150	140,310
				914,777

A13

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Products — 0.0%
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29	200	$192,999
Healthcare-Services — 0.0%
DaVita, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31	400	366,411
4.625%	06/01/30	10	9,579
Select Medical Corp.,
Gtd. Notes, 144A
6.250%	12/01/32(a)	40	40,018
			416,008
Holding Companies-Diversified — 0.0%
Clue Opco LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/15/31	668	714,426
Home Builders — 0.0%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A
4.625%	04/01/30	175	165,975
6.625%	01/15/28	4	4,018
Beazer Homes USA, Inc.,
Gtd. Notes
7.250%	10/15/29	4	4,068
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A
6.250%	09/15/27	400	398,952
Century Communities, Inc.,
Gtd. Notes
6.750%	06/01/27	5	5,000
M/I Homes, Inc.,
Gtd. Notes
4.950%	02/01/28	125	124,293
			702,306
Housewares — 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
6.375%	05/15/30	50	49,554
6.625%	05/15/32(a)	20	19,737
Sr. Unsec’d. Notes, 144A
8.500%	06/01/28	50	53,022
Scotts Miracle-Gro Co. (The),
Gtd. Notes
4.375%	02/01/32	175	161,526
			283,839
Internet — 0.0%
Gen Digital, Inc.,
Gtd. Notes, 144A
6.250%	04/01/33	40	40,973
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Iron/Steel — 0.0%
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A
6.875%	11/01/29		75	$76,484
7.375%	05/01/33(a)		55	56,136
				132,620
Leisure Time — 0.0%
NCL Corp. Ltd.,
Sr. Unsec’d. Notes, 144A
6.750%	02/01/32		70	72,013
7.750%	02/15/29		100	106,269
Viking Cruises Ltd.,
Gtd. Notes, 144A
5.875%	09/15/27		125	125,005
VOC Escrow Ltd.,
Sr. Sec’d. Notes, 144A
5.000%	02/15/28		150	149,437
				452,724
Lodging — 0.0%
Boyd Gaming Corp.,
Gtd. Notes, 144A
4.750%	06/15/31		195	188,081
MGM Resorts International,
Gtd. Notes
6.125%	09/15/29		135	137,340
6.500%	04/15/32		315	321,024
				646,445
Machinery-Diversified — 0.0%
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A
11.500%	09/01/28		100	106,082
Media — 0.1%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/32		10	9,102
Sr. Unsec’d. Notes, 144A
5.000%	02/01/28		5	4,953
5.125%	05/01/27		21	20,869
DISH DBS Corp.,
Gtd. Notes
5.125%	06/01/29		5	4,276
7.375%	07/01/28		50	46,065
7.750%	07/01/26		400	397,097
DISH Network Corp.,
Sr. Sec’d. Notes, 144A
11.750%	11/15/27		275	291,070
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes
4.250%	01/15/30	GBP	100	124,027
5.250%	05/15/29	GBP	166	217,114
				1,114,573

A14

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Mining — 0.0%
Hecla Mining Co.,
Gtd. Notes
7.250%	02/15/28	42	$42,340
New Gold, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.875%	04/01/32	30	31,425
			73,765
Oil & Gas — 0.1%
Civitas Resources, Inc.,
Gtd. Notes, 144A
8.375%	07/01/28	25	25,928
8.625%	11/01/30	50	51,755
Crescent Energy Finance LLC,
Gtd. Notes, 144A
7.625%	04/01/32	205	203,792
Expand Energy Corp.,
Gtd. Notes
5.375%	02/01/29	200	200,388
Gtd. Notes, 144A
5.875%	02/01/29	125	125,504
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
6.250%	04/15/32	275	264,875
Parkland Corp. (Canada),
Sr. Unsec’d. Notes, 144A
6.625%	08/15/32	70	71,873
Transocean International Ltd.,
Gtd. Notes, 144A
8.250%	05/15/29	55	54,249
Vital Energy, Inc.,
Gtd. Notes
9.750%	10/15/30	75	78,407
			1,076,771
Packaging & Containers — 0.0%
Ball Corp.,
Gtd. Notes
6.000%	06/15/29	150	153,533
Clydesdale Acquisition Holdings, Inc.,
Gtd. Notes, 144A
8.750%	04/15/30	165	169,502
Sr. Sec’d. Notes, 144A
6.750%	04/15/32	75	77,034
			400,069
Pharmaceuticals — 0.0%
AdaptHealth LLC,
Gtd. Notes, 144A
6.125%	08/01/28	100	99,897
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	01/30/28	5	4,288
5.000%	02/15/29	15	11,250
5.250%	01/30/30	60	42,150
5.250%	02/15/31	50	32,750
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
6.250%	02/15/29	415	$330,676
7.000%	01/15/28	50	44,500
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Unsec’d. Notes, 144A
5.125%	04/30/31(a)	200	174,993
			740,504
Pipelines — 0.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.375%	06/15/29	200	199,256
6.625%	02/01/32	50	51,515
Energy Transfer LP,
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)	350	362,340
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
6.750%	03/15/33	55	57,420
6.875%	04/15/40	225	231,666
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
6.000%	03/01/27	170	170,000
Venture Global LNG, Inc.,
Jr. Sub. Notes, 144A
9.000%(ff)	09/30/29(oo)	425	420,781
Western Midstream Operating LP,
Sr. Unsec’d. Notes
4.050%	02/01/30	35	34,133
			1,527,111
Real Estate — 0.1%
Five Point Operating Co. LP,
Gtd. Notes, 144A
8.000%	10/01/30	65	65,969
Howard Hughes Corp. (The),
Gtd. Notes, 144A
5.375%	08/01/28	550	548,966
Hunt Cos., Inc.,
Sr. Sec’d. Notes, 144A
5.250%	04/15/29	225	219,274
			834,209
Real Estate Investment Trusts (REITs) — 0.0%
MPT Operating Partnership LP/MPT Finance Corp.,
Sr. Sec’d. Notes, 144A
8.500%	02/15/32	25	26,614
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A
6.500%	04/01/32	150	154,286
SBA Communications Corp.,
Sr. Unsec’d. Notes
3.125%	02/01/29	150	140,439
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A
10.500%	02/15/28	352	370,480
			691,819

A15

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Retail — 0.1%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
3.875%	01/15/28		5	$4,881
Boots Group Finco LP (United Kingdom),
Sr. Sec’d. Notes, 144A
5.375%	08/31/32	EUR	100	120,368
7.375%	08/31/32	GBP	100	136,754
Carvana Co.,
Sr. Sec’d. Notes, 144A
9.000%	06/01/30		375	392,353
9.000%	06/01/31		114	129,673
EG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
11.000%	11/30/28	EUR	400	514,281
12.000%	11/30/28		200	219,366
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Sr. Sec’d. Notes, 144A
4.625%	01/15/29		150	142,657
Lithia Motors, Inc.,
Sr. Unsec’d. Notes, 144A
3.875%	06/01/29		175	167,168
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
6.750%	03/01/32(a)		75	77,912
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes
5.875%	03/01/27		175	174,801
				2,080,214
Software — 0.0%
CoreWeave, Inc.,
Gtd. Notes, 144A
9.250%	06/01/30		40	41,310
Telecommunications — 0.0%
Frontier Communications Holdings LLC,
Sr. Sec’d. Notes, 144A
5.000%	05/01/28		350	349,236
Level 3 Financing, Inc.,
Sr. Sec’d. Notes, 144A
6.875%	06/30/33		80	81,562
Sprint Capital Corp.,
Gtd. Notes
8.750%	03/15/32		4	4,870
T-Mobile USA, Inc.,
Gtd. Notes
2.250%	02/15/26		4	3,969
2.875%	02/15/31		5	4,611
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes
4.000%	01/31/29	GBP	100	127,792
Windstream Services LLC/Windstream Escrow Finance Corp.,
Sr. Sec’d. Notes, 144A
8.250%	10/01/31		45	46,650
				618,690
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Transportation — 0.0%
Star Leasing Co. LLC,
Sec’d. Notes, 144A
7.625%	02/15/30	260	$252,596

Total Corporate Bonds (cost $21,172,937)			21,471,154
Floating Rate and Other Loans — 0.0%
Auto Parts & Equipment — 0.0%
Clarios Global LP,
Amendment No. 6 Dollar Term Loan, 1 Month SOFR + 2.750%
6.913%(c)	01/28/32	75	74,813
Tenneco, Inc.,
Term A Loan, 1 Month SOFR + 4.750%
9.054%(c)	11/17/28	98	95,483
Term B Loan, 1 Month SOFR + 5.000%
9.304%(c)	11/17/28	75	73,333
			243,629
Internet — 0.0%
Diamond Sports Net LLC,
First Lien Exit Term Loan
15.000%	01/02/28	23	20,071

Total Floating Rate and Other Loans (cost $254,022)			263,700
U.S. Treasury Obligations — 8.7%
U.S. Treasury Bonds
1.625%	11/15/50(h)	3,155	1,692,855
3.250%	05/15/42	1,830	1,537,486
4.000%	11/15/42	1,260	1,164,909
4.125%	08/15/44	2,645	2,455,304
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	07/15/26	6,018	5,996,605
0.125%	10/15/26	6,142	6,107,994
0.125%	01/15/30	18,514	17,676,502
0.125%	01/15/31	7,924	7,441,428
0.125%	01/15/32	9,580	8,820,255
0.125%	02/15/51	1,750	970,176
0.125%	02/15/52	928	503,286
0.250%	07/15/29	3,031	2,940,315
0.250%	02/15/50	3,556	2,102,334
0.375%	01/15/27	4,520	4,485,458
0.375%	07/15/27	53	52,474
0.500%	01/15/28	24,362	24,081,558
0.625%	07/15/32	1,012	957,804
0.625%	02/15/43	5,199	3,949,110
0.750%	02/15/42	2,981	2,363,847
0.750%	02/15/45	2,469	1,840,725
0.875%	01/15/29	9,864	9,790,116
1.000%	02/15/46	1,404	1,082,457
1.000%	02/15/48	1,801	1,349,420
1.000%	02/15/49	616	454,678
1.125%	01/15/33	9,164	8,882,303
1.250%	04/15/28	4,281	4,297,169
1.375%	07/15/33	2,952	2,906,975
1.375%	02/15/44	4,477	3,828,678

A16

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations(continued)
1.500%	02/15/53	8,096	$6,482,526
1.625%	04/15/30	5,049	5,126,827
1.750%	01/15/28	216	219,458
1.750%	01/15/34	14,062	14,129,139
1.875%	07/15/34	4,154	4,215,168
1.875%	07/15/35	4,442	4,478,756
2.125%	04/15/29	2,715	2,802,791
2.125%	01/15/35	9,469	9,749,401
2.125%	02/15/41	878	877,040
2.125%	02/15/54	511	471,485
2.375%	01/15/27	1,882	1,915,845
2.500%	01/15/29	5,958	6,227,008
3.625%	04/15/28	1,997	2,124,816
U.S. Treasury Notes
0.750%	01/31/28	8,500	7,959,453
3.625%	09/30/31	1,000	988,359
3.875%	04/30/30	2,160	2,173,837
U.S. Treasury Strips Coupon
2.216%(s)	02/15/42(k)	4,560	2,072,404
4.500%(s)	05/15/46	165	59,622
4.715%(s)	11/15/41	90	41,539
4.762%(s)	05/15/43(k)	1,975	833,881
4.928%(s)	11/15/45	45	16,642
4.958%(s)	11/15/43	265	108,810
5.220%(s)	11/15/40	600	293,198

Total U.S. Treasury Obligations (cost $204,325,358)			203,100,226

Options Purchased*~ — 0.4%
(cost $7,245,758)	9,842,795

Total Long-Term Investments (cost $1,766,560,710)	1,958,944,910

	Shares
Short-Term Investments — 19.6%
Affiliated Mutual Funds — 13.9%
PGIM Core Ultra Short Bond Fund(wa)	235,513,379	235,513,379
PGIM Institutional Money Market Fund (7-day effective yield 4.350%) (cost $89,210,512; includes $88,787,221 of cash collateral for securities on loan)(b)(wa)	89,264,070	89,210,512

Total Affiliated Mutual Funds (cost $324,723,891)		324,723,891

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligations(n) — 5.7%
U.S. Treasury Bills
4.281%	11/04/25(k)	61,500	61,266,835
4.052%	12/02/25	4,000	3,973,211
4.169%	12/09/25(a)	55,750	55,339,249
Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations(n) (continued)
3.965%	12/11/25(k)	12,700	$12,603,568

Total U.S. Treasury Obligations (cost $133,139,416)			133,182,863

Options Purchased*~ — 0.0%
(cost $36,851)	15,157

Total Short-Term Investments (cost $457,900,158)	457,921,911

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—103.7% (cost $2,224,460,868)	2,416,866,821

Options Written*~ — (0.0)%
(premiums received $93,061)	(60,100)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—103.7% (cost $2,224,367,807)	2,416,806,721

Liabilities in excess of other assets(z) — (3.7)%	(86,587,048)

Net Assets — 100.0%	$2,330,219,673

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	New Taiwanese Dollar
USD	US Dollar

A17

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
ZAR	South African Rand

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
ADR	American Depositary Receipt
BARC	Barclays Bank PLC
BNP	BNP Paribas S.A.
BOA	Bank of America, N.A.
CDX	Credit Derivative Index
CITI	Citibank, N.A.
CLO	Collateralized Loan Obligation
CMS	Constant Maturity Swap
CVA	Certificate Van Aandelen (Bearer)
DAC	Designated Activity Company
DB	Deutsche Bank AG
EAFE	Europe, Australasia, Far East
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
GSI	Goldman Sachs International
HSBC	HSBC Bank PLC
iBoxx	Bond Market Indices
JPM	JPMorgan Chase Bank N.A.
LME	London Metal Exchange
LP	Limited Partnership
ML	Merrill Lynch International
MSCI	Morgan Stanley Capital International
MSI	Morgan Stanley & Co. International PLC
N/A	Not Applicable
NASDAQ	National Association of Securities Dealers Automated Quotations
NYSE	New York Stock Exchange
OTC	Over-the-counter
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
PRI	Primary Rate Interface
Q	Quarterly payment frequency for swaps
RBC	Royal Bank of Canada
RBOB	Reformulated Gasoline Blendstock for Oxygen Blending
REITs	Real Estate Investment Trust
S&P	Standard & Poor’s
SGMX	Sigma X MTF
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SPDR	Standard & Poor’s Depositary Receipts
SSB	State Street Bank & Trust Company
STRIPs	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
TD	The Toronto-Dominion Bank
TIPS	Treasury Inflation-Protected Securities
UAG	UBS AG
ULSD	Ultra-Low Sulfur Diesel
USOIS	United States Overnight Index Swap
UTS	Unit Trust Security
WBC	Westpac Banking Corp.
WTI	West Texas Intermediate
XAMS	Amsterdam Stock Exchange
XLON	London Stock Exchange
XNGS	NASDAQ Global Select Exchange

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $0 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $87,450,351; cash collateral of $88,787,221 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2025.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(x)	The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.

(x) Restricted Securities:
Issuer	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
Diamond Sports Group LLC*	01/02/25	$8,453	$33,087	0.0%
Diamond Sports Group LLC, expiring 06/30/26*	01/02/25	—	—	0.0
Total		$8,453	$33,087	0.0%

(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
A18

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
3 Month SOFR	Call	12/12/25	$99.75		5		13	$31
(cost $70)

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
2-Year 30 CMS Curve CAP	Call	BOA	05/13/26	1.30%		—		970	$12
2-Year 30 CMS Curve CAP	Call	CITI	05/13/26	1.30%		—		1,940	25
Currency Option EUR vs HUF	Call	CITI	10/10/25	430.00		—	EUR	66	—
Currency Option EUR vs PLN	Call	CITI	10/13/25	5.00		—	EUR	134	—
Currency Option EUR vs PLN	Call	MSI	10/16/25	5.00		—	EUR	133	—
Currency Option EUR vs TRY	Call	JPM	10/16/25	99.00		—	EUR	133	25
Currency Option EUR vs TRY	Call	JPM	10/23/25	99.00		—	EUR	259	102
Currency Option EUR vs TRY	Call	JPM	10/30/25	99.00		—	EUR	455	269
Currency Option USD vs BRL	Call	MSI	10/09/25	6.50		—		156	1
Currency Option USD vs BRL	Call	HSBC	11/06/25	7.00		—		155	9
Currency Option USD vs CNH	Call	CITI	12/05/25	7.70		—		1,240	9
Currency Option USD vs JPY	Call	MSI	10/07/25	160.00		—		155	—
Currency Option USD vs JPY	Call	MSI	10/14/25	165.00		—		154	—
Currency Option USD vs KRW	Call	MSI	10/13/25	1,500.00		—		63	—
Currency Option USD vs KRW	Call	JPM	10/23/25	1,600.00		—		397	—
Currency Option USD vs TRY	Call	JPM	10/02/25	43.75		—		310	2
Currency Option USD vs TRY	Call	CITI	10/02/25	99.00		—		310	—
Currency Option USD vs TRY	Call	JPM	10/07/25	99.00		—		543	16
Currency Option USD vs TRY	Call	JPM	10/15/25	99.00		—		157	30
Currency Option USD vs TRY	Call	CITI	10/16/25	99.00		—		315	81
Currency Option USD vs TRY	Call	JPM	11/11/25	99.00		—		156	217
Currency Option USD vs TWD	Call	MSI	10/16/25	33.00		—		157	1
Currency Option USD vs TWD	Call	JPM	10/22/25	33.00		—		153	3
Currency Option USD vs ZAR	Call	MSI	10/16/25	20.00		—		158	1
S&P 500 Index (FLEX)	Call	CITI	06/11/29	$5,450.00		—		—	4,278,651
S&P 500 Index (FLEX)	Call	MSI	01/31/30	$6,100.00		—		—	5,564,144
Currency Option EUR vs USD	Put	CITI	10/10/25	1.10		—	EUR	133	—
Currency Option USD vs CNH	Put	CITI	12/05/25	6.90		—		1,240	530
Currency Option USD vs INR	Put	JPM	01/08/26	75.00		—		1,199	1
Currency Option USD vs INR	Put	JPM	01/08/26	75.00		—		331	—
Currency Option USD vs JPY	Put	CITI	10/09/25	130.00		—		235	—
Currency Option USD vs JPY	Put	DB	10/15/25	130.00		—		236	—
Currency Option USD vs KRW	Put	MSI	10/13/25	1,375.00		—		63	30
Currency Option USD vs TWD	Put	MSI	10/09/25	26.00		—		141	—
Currency Option USD vs TWD	Put	MSI	10/09/25	27.00		—		156	—
Currency Option USD vs TWD	Put	MSI	11/12/25	22.00		—		321	1
Currency Option USD vs TWD	Put	MSI	11/19/25	23.00		—		154	1
Currency Option USD vs TWD	Put	MSI	11/21/25	20.00		—		77	—
Currency Option USD vs ZAR	Put	MSI	10/20/25	16.00		—		140	2
Total OTC Traded (cost $7,250,723)									$9,844,163

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.44.V1, 06/20/30	Put	JPM	10/15/25	0.55%	CDX.NA.IG.44.V1(Q)	1.00%(Q)	7,040		$797
A19

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Options Purchased (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.44.V1, 06/20/30	Put	RBC	12/17/25	0.55%	CDX.NA.IG.44.V1(Q)	1.00%(Q)	12,480		$12,961
Total OTC Swaptions (cost $31,816)									$13,758
Total Options Purchased (cost $7,282,609)									$9,857,952
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
3 Month SOFR	Call	12/12/25	$99.25		2		5	$(12)
(premiums received $10)

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option EUR vs HUF	Call	CITI	10/10/25	393.00		—	EUR	66	$(122)
Currency Option EUR vs PLN	Call	CITI	10/13/25	4.27		—	EUR	134	(447)
Currency Option EUR vs PLN	Call	MSI	10/16/25	4.25		—	EUR	133	(975)
Currency Option EUR vs TRY	Call	JPM	10/16/25	52.00		—	EUR	133	(557)
Currency Option EUR vs TRY	Call	JPM	10/23/25	51.50		—	EUR	259	(2,114)
Currency Option EUR vs TRY	Call	JPM	10/30/25	52.00		—	EUR	455	(4,749)
Currency Option USD vs BRL	Call	MSI	10/09/25	5.55		—		156	(88)
Currency Option USD vs BRL	Call	HSBC	11/06/25	5.70		—		155	(404)
Currency Option USD vs CNH	Call	CITI	12/05/25	7.22		—		1,240	(798)
Currency Option USD vs JPY	Call	MSI	10/07/25	148.50		—		155	(499)
Currency Option USD vs JPY	Call	MSI	10/14/25	145.00		—		154	(3,000)
Currency Option USD vs KRW	Call	MSI	10/13/25	1,400.00		—		63	(424)
Currency Option USD vs KRW	Call	JPM	10/23/25	1,385.00		—		397	(6,082)
Currency Option USD vs TRY	Call	CITI	10/02/25	43.75		—		310	(2)
Currency Option USD vs TRY	Call	JPM	10/15/25	42.50		—		157	(716)
Currency Option USD vs TRY	Call	CITI	10/16/25	43.00		—		315	(1,247)
Currency Option USD vs TRY	Call	JPM	11/11/25	44.00		—		156	(1,746)
Currency Option USD vs TWD	Call	MSI	10/16/25	30.10		—		157	(2,060)
Currency Option USD vs TWD	Call	JPM	10/22/25	30.25		—		153	(1,528)
Currency Option USD vs ZAR	Call	MSI	10/16/25	17.60		—		158	(347)
Currency Option EUR vs USD	Put	CITI	10/10/25	1.18		—	EUR	133	(670)
Currency Option USD vs INR	Put	JPM	01/08/26	87.00		—		760	(656)
Currency Option USD vs JPY	Put	CITI	10/09/25	148.00		—		235	(1,679)
Currency Option USD vs JPY	Put	DB	10/15/25	146.50		—		236	(972)
Currency Option USD vs TWD	Put	MSI	10/09/25	29.75		—		156	(44)
Currency Option USD vs TWD	Put	MSI	10/09/25	29.80		—		141	(47)
Currency Option USD vs TWD	Put	MSI	11/12/25	29.25		—		321	(513)
Currency Option USD vs TWD	Put	MSI	11/19/25	29.50		—		154	(432)
Currency Option USD vs TWD	Put	MSI	11/21/25	29.50		—		77	(229)
Currency Option USD vs ZAR	Put	MSI	10/20/25	17.40		—		140	(1,684)
Total OTC Traded (premiums received $58,614)									$(34,831)

A20

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.44.V1, 06/20/30	Call	JPM	10/15/25	0.48%	CDX.NA.IG.44.V1(Q)	1.00%(Q)	7,040		$(3,631)
CDX.NA.IG.44.V1, 06/20/30	Call	RBC	12/17/25	0.48%	CDX.NA.IG.44.V1(Q)	1.00%(Q)	12,480		(12,702)
CDX.NA.IG.44.V1, 06/20/30	Put	JPM	10/15/25	0.70%	1.00%(Q)	CDX.NA.IG.44.V1(Q)	7,040		(147)
CDX.NA.IG.44.V1, 06/20/30	Put	GSI	11/19/25	0.65%	1.00%(Q)	CDX.NA.IG.44.V1(Q)	8,000		(2,291)
CDX.NA.IG.44.V1, 06/20/30	Put	RBC	11/19/25	0.73%	1.00%(Q)	CDX.NA.IG.44.V1(Q)	2,890		(574)
CDX.NA.IG.44.V1, 06/20/30	Put	RBC	12/17/25	0.70%	1.00%(Q)	CDX.NA.IG.44.V1(Q)	12,480		(5,260)
CDX.NA.IG.45.V1, 12/20/30	Put	GSI	11/19/25	0.68%	1.00%(Q)	CDX.NA.IG.45.V1(Q)	1,710		(652)
Total OTC Swaptions (premiums received $34,437)									$(25,257)
Total Options Written (premiums received $93,061)									$(60,100)
Financial Futures contracts outstanding at September 30, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
97	2 Year U.S. Treasury Notes	Dec. 2025	$20,214,649	$(3,191)
365	5 Year U.S. Treasury Notes	Dec. 2025	39,856,288	26,517
387	10 Year U.S. Treasury Notes	Dec. 2025	43,537,500	132,078
93	10 Year U.S. Ultra Treasury Notes	Dec. 2025	10,702,266	123,125
123	20 Year U.S. Treasury Bonds	Dec. 2025	14,341,032	299,682
74	30 Year U.S. Ultra Treasury Bonds	Dec. 2025	8,884,625	199,831
353	Mini MSCI EAFE Index	Dec. 2025	49,160,545	(35,295)
30	NASDAQ 100 E-Mini Index	Dec. 2025	14,941,050	209,818
23	Russell 2000 E-Mini Index	Dec. 2025	2,823,825	35,143
77	S&P 500 E-Mini Index	Dec. 2025	25,944,187	236,000
				1,223,708
Short Positions:
17	2 Year U.S. Treasury Notes	Dec. 2025	3,542,773	536
3	5 Year Euro-Bobl	Dec. 2025	414,944	878
12	30 Year U.S. Ultra Treasury Bonds	Dec. 2025	1,440,750	(40,754)
4	S&P 500 E-Mini Index	Dec. 2025	1,347,750	(14,168)
				(53,508)
				$1,170,200

Commodity Futures contracts outstanding at September 30, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Positions:
123	Brent Crude	Jan. 2026	$8,071,260	$86,073
37	Coffee ’C’	Dec. 2025	5,201,044	834,110
43	Copper	Dec. 2025	5,220,738	405,301
421	Corn	Dec. 2025	8,746,275	251,266
A21

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Commodity Futures contracts outstanding at September 30, 2025 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
129	Cotton No. 2	Dec. 2025	$4,242,165	$(145,718)
49	Gasoline RBOB	Nov. 2025	3,956,093	12,550
57	Gold 100 OZ	Dec. 2025	22,077,240	2,764,816
79	Hard Red Winter Wheat	Dec. 2025	1,966,113	(108,103)
65	Lean Hogs	Dec. 2025	2,306,850	(3,173)
63	Live Cattle	Dec. 2025	5,916,330	(73,959)
24	LME Lead	Nov. 2025	1,182,714	(16,145)
82	LME Nickel	Nov. 2025	7,456,004	(22,322)
106	LME PRI Aluminum	Nov. 2025	7,105,101	235,188
77	LME Zinc	Nov. 2025	5,729,397	254,984
49	Low Sulphur Gas Oil	Nov. 2025	3,366,300	133,211
266	Natural Gas	Nov. 2025	8,785,980	(435,285)
53	No. 2 Soft Red Winter Wheat	Dec. 2025	1,346,200	(47,639)
29	NY Harbor ULSD	Nov. 2025	2,830,754	59,303
33	Silver	Dec. 2025	7,695,600	1,367,766
134	Soybean	Nov. 2025	6,711,725	(201,864)
138	Soybean Meal	Dec. 2025	3,771,540	(470,508)
81	Soybean Oil	Dec. 2025	2,405,214	3,817
113	Sugar #11 (World)	Mar. 2026	2,100,896	36,681
121	WTI Crude	Nov. 2025	7,546,770	(194,846)
				4,725,504
Short Positions:
1	LME Lead	Nov. 2025	49,280	116
31	LME Nickel	Nov. 2025	2,818,733	(7,182)
49	LME PRI Aluminum	Nov. 2025	3,284,433	(56,300)
11	LME Zinc	Nov. 2025	818,485	(32,181)
				(95,547)
				$4,629,957
Forward foreign currency exchange contracts outstanding at September 30, 2025:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/15/25	CITI	AUD	149	$98,289	$98,748	$459	$—
Expiring 10/15/25	MSI	AUD	481	318,078	318,217	139	—
Expiring 10/15/25	MSI	AUD	478	314,797	316,430	1,633	—
Expiring 10/15/25	WBC	AUD	294	191,429	194,385	2,956	—
Brazilian Real,
Expiring 10/02/25	GSI	BRL	4,972	906,475	933,650	27,175	—
Expiring 10/02/25	GSI	BRL	731	137,000	137,346	346	—
Expiring 11/04/25	GSI	BRL	5,703	1,064,810	1,062,244	—	(2,566)
British Pound,
Expiring 10/22/25	BNP	GBP	146	196,915	195,708	—	(1,207)
Expiring 10/22/25	CITI	GBP	101	136,101	136,085	—	(16)
Expiring 12/17/25	CITI	GBP	608	824,200	817,910	—	(6,290)
Expiring 12/17/25	MSI	GBP	858	1,162,927	1,154,301	—	(8,626)
Expiring 12/17/25	WBC	GBP	514	697,145	691,477	—	(5,668)
Canadian Dollar,
Expiring 10/15/25	CITI	CAD	115	83,258	82,480	—	(778)
Expiring 10/15/25	GSI	CAD	32	23,009	22,867	—	(142)
Expiring 10/15/25	MSI	CAD	81	59,630	58,462	—	(1,168)
A22

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2025 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chilean Peso,
Expiring 12/17/25	DB	CLP	156,642	$161,475	$162,917	$1,442	$—
Chinese Renminbi,
Expiring 11/19/25	MSI	CNH	1,362	190,767	191,767	1,000	—
Expiring 12/17/25	MSI	CNH	829	117,000	117,005	5	—
Czech Koruna,
Expiring 12/17/25	CITI	CZK	3,172	152,730	153,266	536	—
Danish Krone,
Expiring 12/17/25	MSI	DKK	389	61,672	61,458	—	(214)
Euro,
Expiring 10/22/25	GSI	EUR	265	309,913	311,564	1,651	—
Expiring 10/22/25	MSI	EUR	514	598,299	604,344	6,045	—
Expiring 12/17/25	CITI	EUR	184	217,041	216,997	—	(44)
Expiring 12/17/25	GSI	EUR	135	158,732	158,737	5	—
Expiring 12/17/25	MSI	EUR	1,497	1,772,102	1,764,986	—	(7,116)
Expiring 12/17/25	MSI	EUR	875	1,032,143	1,032,386	243	—
Hong Kong Dollar,
Expiring 11/19/25	GSI	HKD	8,044	1,033,825	1,034,855	1,030	—
Hungarian Forint,
Expiring 10/22/25	BARC	HUF	31,973	97,000	96,119	—	(881)
Expiring 10/22/25	BARC	HUF	26,085	77,000	78,416	1,416	—
Expiring 10/22/25	DB	HUF	27,060	81,000	81,347	347	—
Expiring 10/22/25	GSI	HUF	37,861	114,000	113,819	—	(181)
Expiring 10/22/25	GSI	HUF	32,729	99,000	98,392	—	(608)
Expiring 10/22/25	UAG	HUF	32,647	98,000	98,145	145	—
Expiring 10/22/25	UAG	HUF	32,359	98,000	97,278	—	(722)
Expiring 10/22/25	UAG	HUF	30,995	94,000	93,177	—	(823)
Indian Rupee,
Expiring 12/17/25	BOA	INR	20,770	233,000	232,678	—	(322)
Expiring 12/17/25	BOA	INR	8,469	96,000	94,878	—	(1,122)
Expiring 12/17/25	CITI	INR	17,506	196,500	196,117	—	(383)
Expiring 12/17/25	CITI	INR	7,581	85,050	84,927	—	(123)
Expiring 12/17/25	HSBC	INR	17,134	192,000	191,948	—	(52)
Expiring 12/17/25	HSBC	INR	8,338	94,000	93,409	—	(591)
Expiring 12/17/25	UAG	INR	229,272	2,587,459	2,568,461	—	(18,998)
Indonesian Rupiah,
Expiring 12/17/25	HSBC	IDR	3,562,055	217,000	213,023	—	(3,977)
Expiring 12/17/25	HSBC	IDR	3,123,349	187,001	186,787	—	(214)
Expiring 12/17/25	HSBC	IDR	3,005,501	183,000	179,740	—	(3,260)
Expiring 12/17/25	HSBC	IDR	2,595,679	157,500	155,231	—	(2,269)
Expiring 12/17/25	HSBC	IDR	1,989,391	121,000	118,973	—	(2,027)
Expiring 12/17/25	HSBC	IDR	1,815,661	108,500	108,583	83	—
Israeli Shekel,
Expiring 10/15/25	MSI	ILS	1,798	540,748	542,925	2,177	—
Japanese Yen,
Expiring 10/22/25	MSI	JPY	64,510	437,747	437,287	—	(460)
Expiring 11/19/25	CITI	JPY	44,277	304,452	300,952	—	(3,500)
Expiring 11/19/25	GSI	JPY	28,410	195,350	193,103	—	(2,247)
Expiring 11/19/25	MSI	JPY	184,125	1,256,676	1,251,497	—	(5,179)
Expiring 11/19/25	MSI	JPY	133,219	905,703	905,491	—	(212)
Expiring 11/19/25	MSI	JPY	41,735	284,600	283,670	—	(930)
New Taiwanese Dollar,
Expiring 12/17/25	JPM	TWD	7,289	243,482	240,677	—	(2,805)
New Zealand Dollar,
Expiring 10/15/25	MSI	NZD	192	115,776	111,491	—	(4,285)
A23

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2025 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Norwegian Krone,
Expiring 12/17/25	MSI	NOK	4,521	$457,603	$453,163	$—	$(4,440)
Peruvian Nuevo Sol,
Expiring 12/17/25	CITI	PEN	1,272	361,138	365,634	4,496	—
Expiring 12/17/25	CITI	PEN	636	180,846	182,817	1,971	—
Expiring 12/17/25	CITI	PEN	510	145,000	146,539	1,539	—
Expiring 12/17/25	CITI	PEN	504	143,000	144,814	1,814	—
Expiring 12/17/25	SSB	PEN	636	180,472	182,817	2,345	—
Philippine Peso,
Expiring 12/17/25	CITI	PHP	5,837	102,000	99,845	—	(2,155)
Expiring 12/17/25	MSI	PHP	73,275	1,274,531	1,253,308	—	(21,223)
Singapore Dollar,
Expiring 11/19/25	CITI	SGD	974	765,022	757,601	—	(7,421)
Expiring 11/19/25	MSI	SGD	85	66,565	66,071	—	(494)
South African Rand,
Expiring 12/17/25	BARC	ZAR	4,532	257,706	260,933	3,227	—
South Korean Won,
Expiring 11/19/25	MSI	KRW	448,575	325,017	320,156	—	(4,861)
Swedish Krona,
Expiring 12/17/25	CITI	SEK	11,429	1,234,401	1,219,908	—	(14,493)
Expiring 12/17/25	MSI	SEK	906	97,655	96,663	—	(992)
Swiss Franc,
Expiring 12/17/25	CITI	CHF	158	200,802	200,713	—	(89)
Expiring 12/17/25	GSI	CHF	2,846	3,610,394	3,608,778	—	(1,616)
Expiring 12/17/25	GSI	CHF	92	116,548	116,015	—	(533)
Expiring 12/17/25	MSI	CHF	79	100,585	100,420	—	(165)
Thai Baht,
Expiring 12/17/25	JPM	THB	3,789	118,000	117,686	—	(314)
				$31,257,591	$31,173,014	64,225	(148,802)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/15/25	CITI	AUD	535	$352,827	$354,221	$—	$(1,394)
Expiring 10/15/25	WBC	AUD	768	504,151	508,234	—	(4,083)
Brazilian Real,
Expiring 10/02/25	GSI	BRL	5,703	1,073,085	1,070,996	2,089	—
British Pound,
Expiring 10/22/25	MSI	GBP	112	151,000	150,883	117	—
Expiring 10/22/25	MSI	GBP	98	130,174	131,817	—	(1,643)
Expiring 10/22/25	TD	GBP	728	976,441	979,647	—	(3,206)
Expiring 12/17/25	GSI	GBP	2,352	3,187,818	3,163,500	24,318	—
Expiring 12/17/25	GSI	GBP	214	289,687	287,566	2,121	—
Expiring 12/17/25	MSI	GBP	997	1,352,124	1,341,125	10,999	—
Expiring 12/17/25	MSI	GBP	592	797,596	796,121	1,475	—
Canadian Dollar,
Expiring 10/15/25	CITI	CAD	1,092	801,082	785,387	15,695	—
Expiring 10/15/25	GSI	CAD	249	180,166	178,837	1,329	—
Expiring 10/15/25	GSI	CAD	17	12,542	12,296	246	—
Chilean Peso,
Expiring 12/17/25	BOA	CLP	86,558	90,000	90,026	—	(26)
Expiring 12/17/25	HSBC	CLP	196,461	207,000	204,331	2,669	—
A24

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2025 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi,
Expiring 12/17/25	BOA	CNH	1,146	$162,000	$161,695	$305	$—
Expiring 12/17/25	TD	CNH	13,090	1,846,639	1,846,385	254	—
Colombian Peso,
Expiring 12/17/25	GSI	COP	325,387	81,347	82,128	—	(781)
Expiring 12/17/25	GSI	COP	287,076	71,567	72,459	—	(892)
Expiring 12/17/25	MSI	COP	325,387	81,912	82,128	—	(216)
Czech Koruna,
Expiring 10/22/25	BARC	CZK	13,410	635,087	647,068	—	(11,981)
Expiring 12/17/25	CITI	CZK	3,179	153,349	153,619	—	(270)
Danish Krone,
Expiring 12/17/25	MSI	DKK	1,856	293,345	293,391	—	(46)
Euro,
Expiring 10/22/25	BARC	EUR	4,053	4,739,229	4,765,531	—	(26,302)
Expiring 10/22/25	DB	EUR	3,002	3,534,234	3,528,963	5,271	—
Expiring 10/22/25	MSI	EUR	163	190,416	191,610	—	(1,194)
Expiring 10/22/25	SSB	EUR	4,053	4,760,348	4,765,532	—	(5,184)
Expiring 10/22/25	SSB	EUR	174	202,000	205,024	—	(3,024)
Expiring 10/22/25	UAG	EUR	3,949	4,647,405	4,642,859	4,546	—
Expiring 12/17/25	CITI	EUR	900	1,060,918	1,060,926	—	(8)
Expiring 12/17/25	GSI	EUR	1,360	1,604,276	1,603,888	388	—
Expiring 12/17/25	GSI	EUR	308	362,361	362,880	—	(519)
Expiring 12/17/25	WBC	EUR	1,457	1,717,561	1,718,166	—	(605)
Hungarian Forint,
Expiring 10/22/25	UAG	HUF	62,460	187,000	187,767	—	(767)
Expiring 10/22/25	UAG	HUF	32,386	97,000	97,358	—	(358)
Indian Rupee,
Expiring 12/17/25	BOA	INR	13,646	154,000	152,867	1,133	—
Expiring 12/17/25	CITI	INR	14,686	166,000	164,523	1,477	—
Indonesian Rupiah,
Expiring 12/17/25	CITI	IDR	2,277,690	138,000	136,214	1,786	—
Expiring 12/17/25	JPM	IDR	1,712,698	103,618	102,425	1,193	—
Japanese Yen,
Expiring 11/19/25	GSI	JPY	26,997	184,626	183,497	1,129	—
Expiring 11/19/25	MSI	JPY	129,482	880,688	880,090	598	—
Expiring 11/19/25	WBC	JPY	71,377	487,138	485,153	1,985	—
Norwegian Krone,
Expiring 12/17/25	CITI	NOK	66	6,657	6,595	62	—
Peruvian Nuevo Sol,
Expiring 12/17/25	CITI	PEN	669	191,000	192,197	—	(1,197)
Expiring 12/17/25	CITI	PEN	451	129,000	129,560	—	(560)
Expiring 12/17/25	CITI	PEN	451	129,000	129,572	—	(572)
Expiring 12/17/25	CITI	PEN	451	129,000	129,724	—	(724)
Expiring 12/17/25	CITI	PEN	438	125,000	125,967	—	(967)
Expiring 12/17/25	CITI	PEN	389	111,000	111,819	—	(819)
Expiring 12/17/25	CITI	PEN	353	101,000	101,360	—	(360)
Expiring 12/17/25	SSB	PEN	457	130,000	131,404	—	(1,404)
Philippine Peso,
Expiring 12/17/25	CITI	PHP	8,399	144,000	143,650	350	—
Expiring 12/17/25	CITI	PHP	8,202	140,499	140,292	207	—
Expiring 12/17/25	MSI	PHP	3,941	67,605	67,414	191	—
Polish Zloty,
Expiring 10/22/25	BARC	PLN	376	103,000	103,398	—	(398)
Singapore Dollar,
Expiring 11/19/25	CITI	SGD	115	90,049	89,496	553	—
Expiring 12/17/25	BOA	SGD	116	91,000	90,632	368	—
A25

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2025 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Singapore Dollar (cont’d.),
Expiring 12/17/25	JPM	SGD	234	$184,000	$182,510	$1,490	$—
Expiring 12/17/25	MSI	SGD	3,230	2,528,775	2,518,651	10,124	—
Expiring 12/17/25	UAG	SGD	128	100,000	99,526	474	—
South Korean Won,
Expiring 11/19/25	GSI	KRW	449,204	325,512	320,604	4,908	—
Expiring 12/17/25	JPM	KRW	353,501	255,730	252,666	3,064	—
Swedish Krona,
Expiring 12/17/25	GSI	SEK	1,973	210,592	210,617	—	(25)
Swiss Franc,
Expiring 12/17/25	CITI	CHF	135	171,138	170,536	602	—
Expiring 12/17/25	GSI	CHF	378	480,150	479,531	619	—
Expiring 12/17/25	WBC	CHF	235	298,866	298,471	395	—
Thai Baht,
Expiring 12/17/25	CITI	THB	3,199	101,000	99,344	1,656	—
Expiring 12/17/25	CITI	THB	3,123	99,000	97,006	1,994	—
Expiring 12/17/25	HSBC	THB	17,676	550,328	548,994	1,334	—
Expiring 12/17/25	MSI	THB	17,676	561,044	548,993	12,051	—
Expiring 12/17/25	MSI	THB	2,584	82,000	80,249	1,751	—
				$46,283,702	$46,229,911	123,316	(69,525)
						$187,541	$(218,327)
Cross currency exchange contracts outstanding at September 30, 2025:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
10/22/25	Buy	EUR	66	HUF	26,089	$—	$(836)	CITI
Credit default swap agreements outstanding at September 30, 2025:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2025(4)	Value at Trade Date	Value at September 30, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on corporate and/or sovereign issues - Sell Protection(2):
CDX.NA.IG.45.V1	12/20/30	1.000%	5,220	0.519%	$117,090	$119,972	$2,882
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
A26

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at September 30, 2025:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
GBP	1,190	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 3.967%	$(16,485)	$47,834	$64,319
	6,000	05/11/26	4.750%(A)	1 Day SOFR(2)(A)/ 4.240%	17,918	42,249	24,331
	12,410	05/17/26	4.669%(A)	1 Day SOFR(1)(A)/ 4.240%	—	(79,610)	(79,610)
	5,195	08/27/26	3.809%(T)	1 Day SOFR(2)(T)/ 4.240%	—	2,900	2,900
	1,715	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 4.240%	317	(17,597)	(17,914)
	6,315	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/ 4.240%	1,268	106,155	104,887
	3,930	05/13/29	4.253%(A)	1 Day SOFR(1)(A)/ 4.240%	(4,179)	(120,157)	(115,978)
	4,105	12/20/44	3.995%(A)	1 Day SOFR(2)(A)/ 4.240%	—	7,993	7,993
	1,060	12/16/49	3.805%(A)	1 Day SOFR(2)(A)/ 4.240%	(7,405)	(32,848)	(25,443)
	1,047	11/15/52	3.927%(A)	1 Day SOFR(1)(A)/ 4.240%	—	7,876	7,876
	485	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 4.240%	221,386	222,399	1,013
	1,700	12/14/54	3.136%(A)	1 Day SOFR(1)(A)/ 4.240%	24,862	47,972	23,110
	935	12/16/54	3.719%(A)	1 Day SOFR(1)(A)/ 4.240%	7,262	41,301	34,039
	3,130	12/20/54	3.825%(A)	1 Day SOFR(1)(A)/ 4.240%	—	76,856	76,856
					$244,944	$353,323	$108,379

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at September 30, 2025:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Bloomberg Commodity Total Return Index(Q)	U.S. Treasury Bill -3 Month Auction Avg Discount +8bps(Q)/ 3.940%	ML	04/01/26	46,306	$(5,068)	$—	$(5,068)
Total Return Benchmark Bond Index(T)	1 Day USOIS -45bps(T)/ 3.640%	GSI	12/16/25	(3,642)	44,006	—	44,006
U.S. Treasury Bond(T)	1 Day USOIS +23bps(T)/ 4.320%	JPM	11/06/25	3,090	13,968	—	13,968
U.S. Treasury Bond(T)	1 Day USOIS +19.5bps(T)/ 4.285%	CITI	12/12/25	5,615	76,301	—	76,301
					$129,207	$—	$129,207
(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
A27

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A28